UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21474

Oppenheimer Limited Term California Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices)  (Zip code)

Arthur S. Gabinet

OppenheimerFunds, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end:  July 31

Date of reporting period:  7/31/2012

Item 1.  Reports to Stockholders.

July 31, 2012

Oppenheimer Limited Term California Municipal Fund	Management Commentary and Annual Report

MANAGEMENT COMMENTARY

An Interview with Your Fund’s Portfolio Managers

ANNUAL REPORT

Listing of Top Holdings

Fund Performance Discussion

Financial Statements

“We hope that the recent strength of the municipal bond market has renewed investors’ confidence in the market’s powerful ability to help investors earn tax-advantaged income.”

Dan Loughran, Senior Vice President, Senior Portfolio Manager and

Team Leader, OppenheimerFunds/Rochester

TOP HOLDINGS AND ALLOCATIONS

Top Ten Categories
Municipal Leases	17.8%
Tax Increment Financing (TIF)	11.5
General Obligation	10.5
Tobacco-Master Settlement Agreement	9.8
Hospital/Healthcare	8.4
Special Tax	8.0
Government Appropriation	4.4
Marine/Aviation Facilities	4.1
Multi-Family Housing	3.6
Single-Family Housing	3.4

Portfolio holdings are subject to change. Percentages are as of July 31, 2012, and are based on total assets.

Credit Rating Breakdown	NRSRO Only Total

AAA	0.5%
AA	12.7
A	38.3
BBB	31.8
BB and lower	4.2
Unrated	12.5
Total	100.0%

The percentages above are based on the market value of the Fund’s securities as of July 31, 2012, and are subject to change. All securities except for those labeled “unrated” have been rated by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”), such as Standard & Poor’s (“S&P”). For securities rated only by an NRSRO other than S&P, OppenheimerFunds, Inc. (the “Manager”) converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used. Unrated securities do not necessarily indicate low credit quality.

For the purposes of this Credit Allocation table, “investment-grade” securities are securities rated within the NRSROs’ four highest rating categories, which include AAA, AA, A and BBB. Securities not rated by an NRSRO may or may not be equivalent of investment grade. For further details, please consult the Fund’s prospectus or Statement of Additional Information.

9	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION

How has the Fund performed? Below is a discussion by OppenheimerFunds, Inc., of the Fund’s performance during its fiscal year ended July 31, 2012, followed by a graphical comparison of the Fund’s performance to appropriate broad-based market indices.

Management’s Discussion of Fund Performance. In the reporting period ended July 31, 2012, Oppenheimer Limited Term California Municipal Fund benefited from a rally in the municipal market and produced an annual total return of 8.09% at net asset value (5.66% with sales charge).

The charts on pages 15 to 18 show the Fund’s performance. We encourage investors to remain focused on their long-term financial objectives, and we believe that this Fund’s investments offer structural advantages that can help shareholders achieve their investment goals over the long term.

The Fund continued to be invested in the municipal leases sector this reporting period, which accounted for 17.8% of the Fund’s total assets and comprised the Fund’s largest industry sector. As state and local governments seek new ways to improve near-term cash flow, many have turned to leasing out government-owned properties. The bonds held by this Fund are backed by the proceeds of these lease arrangements. This sector contributed strongly to fund performance this reporting period.

Tax increment financing (TIF) bonds constituted 11.5% of the Fund’s total assets at the end of the reporting period. Traditionally, this type of financing has been used for urban renewal projects. Increased tax collections as a result of inflation or an improving economy typically prove favorably for these types of bonds. The TIF sector contributed favorably to the Fund’s total return this reporting period, despite the legal wrangling over the elimination of the state’s redevelopment agencies and subsequent questions about successor agencies.

General obligation debt backed by the full faith and taxing authority of the state and local governments represented 10.5% of the Fund’s total assets as of July 31, 2012 and contributed positively to total return. California officials consistently safeguarded the debt service payments on their general obligation bonds this reporting period, while working to resolve their ongoing budget challenges.

The Fund continued to be invested this reporting period in bonds backed by proceeds from the tobacco Master Settlement Agreement (the MSA), the national litigation settlement with U.S tobacco manufacturers. At the end of this reporting period,

10	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

MSA-backed tobacco bonds accounted for 9.8% of the Fund’s total assets and contributed positively to Fund performance.1

As in prior reporting periods, the tobacco bonds this Fund held during this reporting period made all scheduled payments of interest and principal on time and in full. Our long-term view of the sector remains bullish and, given attractive valuations, we will likely continue to hold a greater percentage of tobacco bonds in our portfolios than our peers. We are confident that this sector will continue to provide high levels of tax-free income to the long-term benefit of our yield-seeking investors.

Securities issued in the Commonwealth of Puerto Rico, which are exempt from federal, state and local income taxes, represented 9.2% of the Fund’s net assets on July 31, 2012. The Fund’s holdings come from many different sectors, including the sales tax revenue sector, as well as general obligation debt. These investments are supported by taxes and other revenues designed to help finance electric utilities, highways and education.

During this reporting period, the market continued to react favorably to better fiscal management under the leadership of Gov. Luis Fortuño. This discipline has helped Puerto Rico significantly reduce pressure on its municipal bonds. The administration proposed another deficit budget for the fiscal year that began July 1, 2012, but has lowered the size of the deficit relative to spending considerably in recent years.

Bond sales have remained strong, despite concerns raised over credit quality. In a period of low issuance, the Puerto Rico Aqueduct and Sewer Authority came to market in February 2012 with $1.8 billion in senior-lien revenue bonds, the largest scheduled sale in the long-term market to date for the year. It came to market once again in March 2012, with another significant sale for $2.3 billion in public improvement refunding bonds, an increase from the anticipated $1.5 billion priced ahead of schedule.

During this reporting period, both S&P and Moody’s revised their outlooks on general obligation debt issued by the Commonwealth. As of July 31, 2012, the S&P rating was BBB and the Moody's rating was Baa1, both with negative outlooks. While the ratings agencies have raised concerns about the fiscal environment’s potential to delay structurally balanced budgets in the near future, our stance remains bullish. The Fund’s Puerto Rico holdings contributed positively to the Fund’s total return this reporting period, and we continue to remain confident in the Commonwealth’s ability to collect taxes and make its bond payments.

1. Investments in “tobacco bonds,” which are backed by the proceeds a state or territory receives from the 1998 national litigation settlement with tobacco manufacturers, may be vulnerable to economic and/or legislative events that affect issuers in a particular municipal market sector. Annual payments by MSA-participating manufacturers, for example, hinge on many factors, including annual domestic cigarette shipments, inflation and the relative market share of non-participating manufacturers. To date, we believe consumption figures remain within an acceptable range of the assumptions used to structure MSA bonds. Future MSA payments could be reduced if consumption were to fall more rapidly than originally forecast.

11	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION

As of July 31, 2012, the Fund was invested in the hospital/healthcare sector, representing 8.4% of the Fund’s total assets. Our holdings in this sector consist of securities across the credit spectrum. The sector remained in the news this reporting period as many politicians, lobbyists, activists and others continued to argue about the constitutionality of the Affordable Care Act of 2010. On June 28, 2012, the Supreme Court upheld the “individual mandate,” which was considered the most controversial element of the Act. Immediately after the court’s ruling, some politicians suggested that Congress would revisit and perhaps seek to override the legislation. However, none of these developments has changed our perspective that our disciplined, security-specific approach to credit research can uncover many potentially advantageous opportunities for the Fund in this and other sectors. The hospital/health care sector contributed positively to the Fund’s total return this reporting period.

Oppenheimer Limited Term California Municipal Fund remained invested in land development (or “dirt”) bonds, which are Special Tax and Special Assessment bonds that help finance the infrastructure needs of new real estate development. At the end of this reporting period, the Special Tax and Special Assessment sectors represented 8.0% and 1.4% of the Fund’s total assets, respectively.

In our opinion, bonds in these sectors overall have several appealing characteristics: the debt service payments securing these bonds are on parity with real estate taxes and senior to mortgage payments, and assessments or taxes must be paid by whoever owns the land when the tax bill comes due. In this reporting period, the Fund experienced a reduction in the number of holdings that missed or were likely to miss a scheduled payment of interest or principal, and some positions in these two sectors were sold. The Special Tax and Special Assessment sectors were both positive contributors to the Fund’s total return this reporting period.

We will continue to hold carefully researched dirt bonds in our portfolios, as improvements in the housing market and the general economy could strengthen the credit profiles of these sectors going forward. The Fund remains focused on working through distressed situations in these two sectors and will continue to sell holdings opportunistically.

At the end of this reporting period, the Fund was invested in the government appropriations sector, representing 4.4% of the Fund’s total assets. These securities, which made a positive contribution to the Fund’s total return this reporting period, are backed by government-approved state funds that finance various municipal projects. These securities typically carry very favorable debt service reserves as well as the implicit pledge of the municipal issuers.

12	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

The Fund was also invested in securities used to finance marine and aviation facilities this reporting period. Many of these securities are high-grade investments that are backed by the valuable collateral of the terminals, maintenance facilities and other on-site projects whose construction they finance. At the end of the reporting period, 4.1% of the Fund’s total assets were invested in the marine/aviation facilities sector, which contributed positively to the Fund’s total return.

The Fund’s investments in the multifamily and single-family housing sectors represented 3.6% and 3.4% of the Fund’s total assets, respectively, as of July 31, 2012. These securities continued to provide attractive levels of tax-free income and contributed favorably to the Fund’s total return, despite the ongoing difficulties in the national and California housing market this reporting period. We continue to believe that long-term investors should ultimately benefit from this Fund’s carefully selected holdings in the housing sectors.

During this reporting period, the Fund remained invested in municipal inverse-floating rate securities, which are tax-exempt securities with interest payments that move inversely to changes in short-term interest rates. “Inverse floaters” generally offer higher tax-free yields than fixed-rate bonds of comparable maturity and credit quality, but they face greater price volatility, too. In periods of low short-term interest rates, inverse floaters generally offer very attractive levels of tax-free income. These securities contributed positively to the Fund’s total return this reporting period.

This Fund, which invests primarily in investment-grade municipal securities, may invest up to 5% of its total assets in below-investment grade securities, or “junk” bonds; the percentage of assets is measured at the time of purchase and the credit quality of the securities is based on Nationally Recognized Statistical Rating Organization (“NRSRO”) ratings or, if no NRSRO rating, on internal ratings. As of the end of this reporting period, market movements and downgrades of municipal bonds caused the Fund’s below-investment-grade holdings to exceed this threshold. As a result, no further purchases of below-investment-grade bonds will be made until the Fund’s holdings of these types of bonds is once again below 5% of total assets.

Our approach to municipal bond investing is flexible and responsive to market conditions. Shareholders should note that market conditions during this reporting period did not affect the Fund’s overall investment objectives or cause it to pay any capital gain distributions. In closing, we believe that the Fund’s structure and sector composition—as well as our time-tested strategies—will continue to benefit long-term investors through interest rate and economic cycles.

Comparing the Fund’s Performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in each Class of shares of the Fund held until July 31, 2012. In the case of Class A, Class B and Class C shares, performance is

13	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION

measured from the Fund’s inception on February 25, 2004. In the case of Class Y shares, performance is measured from inception of the Class on November 29, 2010. The Fund’s performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B and Class C shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

The Fund’s performance is compared to the performance of the Barclays Capital Municipal Bond Index, an unmanaged index of a broad range of investment grade municipal bonds that is widely regarded as a measure of the performance of the general municipal bond market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund’s performance is also compared to the Consumer Price Index, a non-securities index that measures changes in the inflation rate. The Fund’s performance reflects the effects of the Fund’s business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments comprising the indices.

14	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION

Class A Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:

Average Annual Total Returns of Class A Shares With Sales Charge of the Fund at 7/31/12

1-Year  5.66%       5-Year  3.60%      Since Inception  (2/25/04)   4.66%

The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). Fund returns include changes in share price, reinvested distributions, and the applicable sales charge for Class A shares, the current maximum initial sales charge of 2.25%; for Class B shares, and the contingent deferred sales charge of 4% (1-year) and 1% (5-year); and for Class C shares, the 1% contingent deferred sales charge for the 1-year period. There is no sales charge for Class Y shares. Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. See page 19 for further information.1

1. Prior to April 1, 2012, the maximum initial sales charge for Class A shares of the Fund was 3.50%.

15	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION

Class B Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:

Average Annual Total Returns of Class B Shares With Sales Charge of the Fund at 7/31/12

1-Year  3.18%       5-Year  2.94%      Since Inception (2/25/04)  4.55%

16	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Class C Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:

Average Annual Total Returns of Class C Shares With Sales Charge of the Fund at 7/31/12

1-Year  6.30%       5-Year  3.22%      Since Inception (2/25/04)  4.08%

The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). Fund returns include changes in share price, reinvested distributions, and the applicable sales charge for Class A shares, the current maximum initial sales charge of 2.25%; for Class B shares, and the contingent deferred sales charge of 4% (1-year) and 1% (5-year); and for Class C shares, the 1% contingent deferred sales charge for the 1-year period. There is no sales charge for Class Y shares. Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. See page 19 for further information.1

1. Prior to April 1, 2012, the maximum initial sales charge for Class A shares of the Fund was 3.50%.

17	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION

Class Y Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:

Average Annual Total Returns of Class Y Shares of the Fund at 7/31/12

1-Year  8.33%      Since Inception (11/29/10)  6.89%

The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). Fund returns include changes in share price, reinvested distributions, and the applicable sales charge for Class A shares, the current maximum initial sales charge of 2.25%; for Class B shares, and the contingent deferred sales charge of 4% (1-year) and 1% (5-year); and for Class C shares, the 1% contingent deferred sales charge for the 1-year period. There is no sales charge for Class Y shares. Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. See page 19 for further information.1

1. Prior to April 1, 2012, the maximum initial sales charge for Class A shares of the Fund was 3.50%.

18	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. This annual report must be preceded or accompanied by the current prospectus of Oppenheimer Limited Term California Municipal Fund. Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

Class A shares of the Fund were first publicly offered on 2/25/04. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 2.25%. Prior to April 1, 2012, the maximum initial sales charge for Class A shares of the Fund was 3.50%.

Class B shares of the Fund were first publicly offered on 2/25/04. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 4% (1-year) and 1% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 2/25/04. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class Y shares of the Fund were first publicly offered on 11/29/10. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees and employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.

19	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FUND EXPENSE

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2012.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

20	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Actual	Beginning Account Value February 1, 2012	Ending Account Value July 31, 2012	Expenses Paid During 6 Months Ended July 31, 2012
Class A	$1,000.00	$1,032.10	$4.20
Class B	1,000.00	1,029.70	8.72
Class C	1,000.00	1,025.30	8.09
Class Y	1,000.00	1,033.30	2.99

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.74	4.18
Class B	1,000.00	1,016.31	8.66
Class C	1,000.00	1,016.91	8.06
Class Y	1,000.00	1,021.93	2.97

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended July 31, 2012 are as follows:

Class	Expense Ratios
Class A	0.83%
Class B	1.72
Class C	1.60
Class Y	0.59

The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

21	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS    July 31, 2012

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
Municipal Bonds and Notes—101.0%
California—91.7%
$100,000	Adelanto, CA Elementary School District Community Facilities District No. 1	4.700%	09/01/2012	09/01/2012		$99,808
695,000	Adelanto, CA Improvement Agency, Series B	5.500	12/01/2023	12/01/2012	A	695,737
335,000	Adelanto, CA Public Financing Authority, Series B1	6.300	09/01/2028	09/01/2012	A	335,281
125,000	Adelanto, CA Public Utility Authority	6.625	07/01/2031	07/01/2019	A	138,674
920,000	Alameda, CA Corridor Transportation Authority[1]	5.000	10/01/2029	08/31/2012	A	920,497
1,080,000	Alameda, CA Transportation Authority[1]	5.250	10/01/2021	08/31/2012	A	1,081,436
25,000	Alvord, CA Unified School District Community Facilities District	6.200	09/01/2025	09/01/2012	A	25,030
50,000	Anaheim, CA Public Financing Authority (Electric System Generation)[1]	5.250	10/01/2017	10/01/2012	A	50,397
30,000	Antelope Valley, CA Healthcare District[1]	5.200	01/01/2017	08/31/2012	A	30,097
2,000,000	Antelope Valley, CA Healthcare District[1]	5.200	01/01/2020	08/31/2012	A	2,005,440
1,500,000	Antelope Valley, CA Healthcare District[1]	5.250	09/01/2017	09/01/2012	A	1,531,455
1,795,000	Antioch, CA Public Financing Authority[1]	5.500	01/01/2016	08/31/2012	A	1,821,602
550,000	Antioch, CA Public Financing Authority[1]	5.625	01/01/2022	08/31/2012	A	558,437
3,005,000	Antioch, CA Public Financing Authority[1]	5.625	01/01/2027	08/31/2012	A	3,051,097
30,000	Apple Valley, CA Improvement Bond Act 1915	6.900	09/02/2015	09/02/2012	A	30,996
30,000	Arcadia, CA Redevel. Agency Tax Allocation	5.000	05/01/2015	08/31/2012	A	30,102
25,000	Arcadia, CA Redevel. Agency Tax Allocation (Central Redevel.)[1]	5.125	05/01/2019	08/31/2012	A	25,068
150,000	Arcadia, CA Redevel. Agency Tax Allocation (Central Redevel.)[1]	5.125	05/01/2023	08/31/2012	A	150,285
15,000	Aromas, CA Water District	5.600	09/01/2018	09/01/2012	A	15,016
15,000	Atwater, CA Redevel. Agency (Downtown Redevel.)[1]	5.500	06/01/2019	08/31/2012	A	15,009
25,000	Auburn, CA Union School District COP[1]	5.750	09/01/2017	09/01/2012	A	25,081
25,000	Azusa, CA Redevel. Agency Tax Allocation (West End Redevel.)[1]	8.000	08/01/2034	08/01/2014	A	26,585
35,000	Bakersfield, CA Improvement Bond Act 1915	5.600	09/02/2020	09/02/2012	A	36,079
45,000	Bakersfield, CA Improvement Bond Act 1915	6.100	09/02/2024	09/02/2012	A	46,382
15,000	Bakersfield, CA Improvement Bond Act 1915	7.100	09/02/2015	09/02/2012	A	15,042
120,000	Baldwin Park, CA Redevel. Agency[1]	5.750	09/01/2030	09/01/2012	A	120,188
25,000	Beaumont, CA Financing Authority, Series A	5.700	09/01/2035	09/01/2017	A	25,828

22	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$165,000	Beaumont, CA Financing Authority, Series A	7.000%	09/01/2023	09/01/2012	A	$165,361
55,000	Beaumont, CA Financing Authority, Series B	6.000	09/01/2034	09/01/2013	A	56,666
30,000	Belmont, CA Redevel. Agency (Los Costanos Community Devel.)	5.500	08/01/2016	08/31/2012	A	30,075
50,000	Belmont, CA Redevel. Agency (Los Costanos Community Devel.)[1]	5.600	08/01/2018	08/31/2012	A	50,103
120,000	Belmont, CA Redevel. Agency (Los Costanos Community Devel.)[1]	5.650	08/01/2024	08/31/2012	A	120,164
25,000	Berkeley, CA Joint Powers Financing Authority[1]	5.500	10/01/2017	08/31/2012	A	25,105
20,000	Berkeley, CA Joint Powers Financing Authority[1]	5.700	10/01/2029	08/31/2012	A	20,080
50,000	Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)	5.750	05/01/2034	05/01/2015	A	50,526
30,000	Brisbane, CA Improvement Bond Act 1915 (Northeast Ridge)	5.875	09/02/2020	09/02/2012	A	30,931
205,000	Brisbane, CA Public Financing Authority	6.000	05/01/2026	08/31/2012	A	205,197
100,000	Buena Park, CA Community Redevel. Agency[1]	5.250	09/01/2025	09/01/2018	A	106,509
100,000	Buena Park, CA Community Redevel. Agency[1]	5.625	09/01/2033	09/01/2018	A	105,462
35,000	Buena Park, CA Special Tax (Park Mall)	6.125	09/01/2033	09/01/2015	A	35,335
250,000	Burbank, CA Community Facilities District Special Tax	5.200	12/01/2023	12/01/2012	A	258,078
240,000	Burbank, CA Public Financing Authority[1]	5.250	12/01/2016	12/01/2013	A	249,314
100,000	CA ABAG Finance Authority for NonProfit Corporation (Redwood Senior Homes and Services)[1]	6.000	11/15/2022	11/15/2012	A	101,704
15,000	CA ABAG Finance Authority for NonProfit Corporation (Sansum-Santa Barbara Medical Foundation Clinic)[1]	5.250	04/01/2014	08/31/2012	A	15,045
2,000,000	CA ABAG Finance Authority for NonProfit Corporations (Odd Fellows Home of California)[1]	5.200	11/15/2022	11/15/2012	A	2,010,240
50,000	CA ABAG Finance Authority for NonProfit Corporations (Odd Fellows Home of California)[1]	6.000	08/15/2024	08/31/2012	A	51,071
15,000	CA ABAG Finance Authority for NonProfit Corporations (OW/OWHC/SJRHC Obligated Group)	5.700	11/01/2013	08/31/2012	A	15,032
5,000	CA ABAG Finance Authority for NonProfit Corporations COP[1]	5.600	11/01/2023	08/31/2012	A	5,009
15,000	CA ABAG Finance Authority for NonProfit Corporations COP[1]	5.800	03/01/2023	09/01/2012	A	15,039

23	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon		Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$155,000	CA ABAG Finance Authority for NonProfit Corporations COP (O’Connor Woods)[1]	6.200%		11/01/2029	08/31/2012	A	$155,093
40,000	CA ABAG Finance Authority for NonProfit Corporations COP (Tarzana Treatment Center)[1]	5.200		12/01/2023	08/31/2012	A	40,054
55,000	CA ABAG Tax Allocation, Series A1	6.000		12/15/2014	12/15/2012	A	56,130
300,000	CA Affordable Hsg. Agency (Merced County Hsg. Authority)	6.500		01/01/2033	01/01/2013	A	301,038
2,500,000	CA CDA (Memorial Health Service), Series A1	6.000		10/01/2023	04/01/2013	A	2,597,325
490,000	CA Communities Transportation Revenue COP[1]	5.250		06/01/2023	06/01/2022	A	573,878
515,000	CA Communities Transportation Revenue COP[1]	5.250		06/01/2024	06/01/2022	A	597,410
545,000	CA Communities Transportation Revenue COP[1]	5.250		06/01/2025	06/01/2022	A	624,625
575,000	CA Communities Transportation Revenue COP[1]	5.250		06/01/2026	06/01/2022	A	652,855
605,000	CA Communities Transportation Revenue COP[1]	5.250		06/01/2027	06/01/2022	A	684,182
680,000	CA Community College Financing Authority (GCCCD/PCCD/STTJCCD Obligated Group)[1]	5.625		04/01/2026	10/01/2012	A	682,176
8,100,000	CA County Tobacco Securitization Agency	5.830	[2]	06/01/2033	06/01/2033		844,020
110,000	CA County Tobacco Securitization Agency (Golden Gate Tobacco)[1]	4.500		06/01/2021	12/15/2013	B	101,038
405,000	CA County Tobacco Securitization Agency (TASC)[1]	5.000		06/01/2026	01/10/2017	B	363,216
505,000	CA County Tobacco Securitization Agency (TASC)[1]	5.100		06/01/2028	05/14/2022	B	442,723
6,440,000	CA County Tobacco Securitization Agency (TASC)[1]	5.250		06/01/2021	04/05/2017	B	6,043,489
2,240,000	CA County Tobacco Securitization Agency (TASC)[1]	5.450		06/01/2028	10/28/2024	B	2,027,850
290,000	CA County Tobacco Securitization Agency (TASC)[1]	5.500		06/01/2033	09/22/2015	B	276,669
8,295,000	CA County Tobacco Securitization Agency (TASC)[1]	5.750		06/01/2029	05/02/2017	B	8,272,106
150,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2027	08/31/2012	A	150,029
380,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2035	12/01/2012	A	379,962
305,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2043	08/06/2024	B	302,609

24	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$2,595,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000%		06/01/2029	11/30/2012	A	$2,594,896
4,965,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2035	11/30/2012	A	4,964,603
435,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2042	08/04/2028	B	431,912
10,700,000	CA County Tobacco Securitization Agency (TASC)	6.068	[2]	06/01/2046	06/05/2033	B	591,175
1,300,000	CA County Tobacco Securitization Agency (TASC)[1]	6.250		06/01/2037	08/31/2012	A	1,300,182
2,605,000	CA County Tobacco Securitization Authority (TASC)[1]	5.625		06/01/2023	08/31/2012	A	2,612,424
2,685,000	CA Dept. of Transportation COP[1]	5.250		03/01/2016	09/01/2012	A	2,695,874
830,000	CA Dept. of Water Resources (Center Valley)[1]	5.250		07/01/2022	08/31/2012	A	833,328
965,000	CA Educational Facilities Authority[1]	5.125		04/01/2017	08/31/2012	A	965,782
250,000	CA Educational Facilities Authority (California College of Arts & Crafts)[1]	5.750		06/01/2025	08/31/2012	A	250,343
25,000	CA Educational Facilities Authority (California College of Arts & Crafts)[1]	5.875		06/01/2030	08/31/2012	A	25,032
60,000	CA Educational Facilities Authority (Claremont University Center)[1]	5.000		03/01/2017	09/01/2012	A	60,150
105,000	CA Educational Facilities Authority (Golden Gate University)[1]	5.500		10/01/2018	08/31/2012	A	105,149
10,000	CA Educational Facilities Authority (Los Angeles College of Chiropractic)[1]	5.600		11/01/2017	08/27/2012	A	9,753
490,000	CA Educational Facilities Authority (Mills College)[1]	5.125		09/01/2022	09/01/2012	A	490,701
295,000	CA Educational Facilities Authority (Pooled University)[1]	5.250		04/01/2024	08/31/2012	A	295,103
1,500,000	CA Educational Facilities Authority (Student Loan[1]	5.400		03/01/2021	09/01/2012	A	1,502,055
335,000	CA Financing Authority (Wastewater Improvement)	6.100		11/01/2033	11/01/2015	A	338,099
60,000	CA GO1	4.800		08/01/2014	08/31/2012	A	60,217
5,000	CA GO	5.000		06/01/2013	08/31/2012	A	5,019
15,000	CA GO1	5.000		06/01/2013	08/31/2012	A	15,058
15,000	CA GO1	5.000		06/01/2014	08/31/2012	A	15,058
5,000	CA GO1	5.000		10/01/2014	08/31/2012	A	5,019
25,000	CA GO1	5.000		06/01/2017	08/31/2012	A	25,093
5,000	CA GO1	5.000		08/01/2017	08/31/2012	A	5,019
5,000	CA GO1	5.000		10/01/2018	08/31/2012	A	5,018

25	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$775,000	CA GO1	5.000%	02/01/2019	08/31/2012	A	$777,806
25,000	CA GO1	5.000	06/01/2019	08/31/2012	A	25,091
5,000	CA GO1	5.000	06/01/2019	08/31/2012	A	5,018
5,000	CA GO1	5.000	02/01/2021	08/31/2012	A	5,017
15,000	CA GO1	5.000	02/01/2022	08/31/2012	A	15,051
125,000	CA GO1	5.000	11/01/2022	11/01/2012	A	126,278
150,000	CA GO1	5.000	02/01/2023	08/31/2012	A	150,497
40,000	CA GO1	5.000	10/01/2023	08/31/2012	A	40,132
105,000	CA GO1	5.000	10/01/2023	08/31/2012	A	105,348
240,000	CA GO1	5.000	10/01/2023	08/31/2012	A	240,794
5,000	CA GO1	5.000	04/01/2024	08/31/2012	A	5,016
15,000	CA GO1	5.000	04/01/2024	08/31/2012	A	15,048
5,000	CA GO1	5.000	02/01/2025	08/31/2012	A	5,016
30,000	CA GO1	5.000	02/01/2025	08/31/2012	A	30,097
55,000	CA GO1	5.000	02/01/2026	08/31/2012	A	55,177
100,000	CA GO1	5.000	02/01/2026	08/31/2012	A	100,322
220,000	CA GO1	5.000	04/01/2027	08/31/2012	A	220,708
265,000	CA GO1	5.000	10/01/2028	10/01/2012	A	266,709
10,000	CA GO1	5.125	06/01/2024	08/31/2012	A	10,033
15,000	CA GO1	5.125	02/01/2027	08/31/2012	A	15,050
25,000	CA GO1	5.125	10/01/2027	08/31/2012	A	25,083
25,000	CA GO1	5.250	10/01/2013	10/01/2012	A	25,203
25,000	CA GO1	5.250	10/01/2013	10/01/2012	A	25,203
20,000	CA GO1	5.250	06/01/2016	12/01/2012	A	20,318
80,000	CA GO1	5.250	06/01/2017	12/01/2012	A	81,258
25,000	CA GO	5.250	04/01/2018	08/31/2012	A	25,097
25,000	CA GO	5.250	04/01/2019	08/31/2012	A	25,096
15,000	CA GO	5.250	04/01/2021	08/31/2012	A	15,055
160,000	CA GO1	5.250	06/01/2021	12/01/2012	A	162,370
4,970,000	CA GO1	5.250	09/01/2024	09/01/2021	A	5,994,516
15,000	CA GO	5.250	02/01/2028	08/31/2012	A	15,051
10,000	CA GO1	5.250	02/01/2029	02/01/2013	A	10,194
25,000	CA GO1	5.250	02/01/2029	08/31/2012	A	25,084
260,000	CA GO1	5.250	02/01/2030	08/31/2012	A	260,850
40,000	CA GO1	5.250	02/01/2030	08/31/2012	A	40,131
15,000	CA GO1	5.375	06/01/2026	12/01/2012	A	15,215
100,000	CA GO1	5.375	06/01/2026	12/01/2012	A	101,434
135,000	CA GO1	5.500	03/01/2013	09/01/2012	A	135,575

26	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$10,000	CA GO1	5.500%	04/01/2013	08/31/2012	A	$10,043
85,000	CA GO1	5.500	06/01/2013	08/31/2012	A	85,362
35,000	CA GO1	5.500	03/01/2014	09/01/2012	A	35,149
110,000	CA GO1	5.500	03/01/2014	09/01/2012	A	110,469
20,000	CA GO1	5.500	04/01/2014	08/31/2012	A	20,085
65,000	CA GO1	5.500	06/01/2014	08/31/2012	A	65,277
80,000	CA GO1	5.500	03/01/2015	09/01/2012	A	80,337
60,000	CA GO1	5.500	04/01/2015	10/01/2012	A	60,506
40,000	CA GO1	5.500	06/01/2015	08/31/2012	A	40,168
65,000	CA GO1	5.500	04/01/2019	10/01/2012	A	65,525
15,000	CA GO1	5.500	03/01/2020	09/01/2012	A	15,060
25,000	CA GO1	5.500	03/01/2020	09/01/2012	A	25,099
30,000	CA GO1	5.500	10/01/2022	10/01/2012	A	30,229
20,000	CA GO1	5.500	06/01/2025	08/31/2012	A	20,073
5,000	CA GO1	5.600	09/01/2021	09/01/2012	A	5,020
65,000	CA GO1	5.600	09/01/2021	09/01/2012	A	65,259
80,000	CA GO1	5.625	10/01/2021	10/01/2012	A	80,641
160,000	CA GO1	5.625	10/01/2023	10/01/2012	A	161,227
10,000	CA GO1	5.625	09/01/2024	09/01/2012	A	10,038
60,000	CA GO1	5.625	05/01/2026	08/31/2012	A	60,228
15,000	CA GO1	5.625	10/01/2026	10/01/2012	A	15,114
35,000	CA GO1	5.750	03/01/2015	09/01/2012	A	35,155
4,990,000	CA GO1	5.750	11/01/2017	11/01/2012	A	5,055,020
35,000	CA GO1	5.750	11/01/2017	11/01/2012	A	35,456
85,000	CA GO1	5.750	03/01/2023	09/01/2012	A	85,334
45,000	CA GO1	5.800	06/01/2013	08/31/2012	A	45,203
230,000	CA GO1	5.900	04/01/2023	10/01/2012	A	231,870
1,410,000	CA GO1	5.900	04/01/2023	10/01/2012	A	1,421,463
75,000	CA GO1	5.900	03/01/2025	09/01/2012	A	75,298
15,000	CA GO1	6.000	10/01/2014	10/01/2012	A	15,140
20,000	CA GO1	6.000	08/01/2015	02/01/2013	A	20,564
20,000	CA GO1	6.000	05/01/2018	11/01/2012	A	20,271
5,000	CA GO1	6.000	08/01/2019	02/01/2013	A	5,136
55,000	CA GO1	6.000	10/01/2021	10/01/2012	A	55,475
5,000	CA GO1	6.000	05/01/2024	11/01/2012	A	5,061
90,000	CA GO1	6.000	08/01/2024	02/01/2013	A	92,165
605,000	CA GO1	6.250	10/01/2019	10/01/2012	A	610,639

27	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$905,000	CA GO1	6.250%	10/01/2019	10/01/2012	A	$913,435
5,000,000	CA GO1	6.500	04/01/2033	04/01/2019	A	6,254,050
900,000	CA Golden State Tobacco Securitization Corp.[1]	5.000	06/01/2017	08/31/2012	A	900,630
805,000	CA Golden State Tobacco Securitization Corp.[1]	5.000	06/01/2020	08/31/2012	A	806,047
1,445,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.000	06/01/2018	08/31/2012	A	1,445,983
395,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.000	06/01/2019	08/31/2012	A	395,553
485,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.000	06/01/2021	08/31/2012	A	485,611
2,000,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.000	06/01/2029	08/31/2012	A	2,002,120
60,000	CA Health Facilities Financing Authority (Adventist Health System/West)[1]	5.000	03/01/2028	03/01/2013	A	60,439
2,000,000	CA Health Facilities Financing Authority (CHCW)[1]	5.250	03/01/2024	03/01/2016	A	2,145,980
500,000	CA Health Facilities Financing Authority (CHCW/CHC Obligated Group)[1]	5.625	07/01/2032	07/01/2015	A	547,595
2,500,000	CA Health Facilities Financing Authority (Childrens Hospital of Los Angeles)[3]	5.000	11/15/2027	11/15/2022	A	2,732,425
60,000	CA Health Facilities Financing Authority (Exception Childrens Foundation)[1]	6.500	05/01/2020	08/31/2012	A	60,165
10,000	CA Health Facilities Financing Authority (FF/OCTC/SCADP Obligated Group)[1]	6.500	12/01/2022	08/31/2012	A	10,025
2,000,000	CA Health Facilities Financing Authority (Kaiser Permanente)[1]	5.400	05/01/2028	08/31/2012	A	2,008,520
10,000	CA Health Facilities Financing Authority (Marshall Hospital)	5.125	11/01/2012	08/31/2012	A	10,038
395,000	CA Health Facilities Financing Authority (Northern California Presbyterian Homes & Services)[1]	5.125	07/01/2018	08/31/2012	A	395,593
1,365,000	CA Health Facilities Financing Authority (Pomona Valley Hospital Medical Center)[1]	5.625	07/01/2019	08/31/2012	A	1,367,730
35,000	CA Health Facilities Financing Authority (Pomona Valley Hospital Medical Center)	5.750	07/01/2015	08/31/2012	A	35,100
30,000	CA Health Facilities Financing Authority (Providence Health System-Southern California)[1]	5.500	10/01/2013	08/31/2012	A	30,122
25,000	CA Health Facilities Financing Authority (San Fernando Valley Community Mental Health Center)[1]	5.250	06/01/2023	08/31/2012	A	25,036

28	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$2,000,000	CA Health Facilities Financing Authority (Stanford Hospital & Clinics)[1]	5.250%	11/15/2031	11/15/2020	A	$2,314,480
100,000	CA Health Facilities Financing Authority (Sunny View Lutheran Home)[1]	5.100	01/01/2024	08/31/2012	A	100,128
1,000,000	CA Health Facilities Financing Authority (Sutter Health)[1]	5.250	08/15/2031	08/15/2021	A	1,150,050
1,000,000	CA HFA (Home Mtg.)[1]	4.950	08/01/2023	02/01/2017	A	1,027,080
2,835,000	CA HFA (Home Mtg.)[1]	5.000	08/01/2037	01/21/2013	A	2,846,085
5,155,000	CA HFA (Home Mtg.)[1]	5.500	02/01/2042	05/26/2013	A	5,340,116
8,205,000	CA HFA (Home Mtg.)[1]	5.500	08/01/2042	09/01/2013	A	8,323,644
140,000	CA HFA (Multifamily Hsg.)[1]	5.375	08/01/2028	08/31/2012	A	140,053
35,000	CA HFA (Multifamily Hsg.)[1]	5.400	08/01/2018	08/31/2012	A	35,029
1,905,000	CA HFA (Multifamily Hsg.)[1]	5.400	08/01/2018	08/29/2012	A	1,906,600
725,000	CA HFA (Multifamily Hsg.)[1]	5.450	08/01/2028	08/31/2012	A	725,537
60,000	CA HFA (Multifamily Hsg.)[1]	5.850	08/01/2017	08/31/2012	A	60,100
655,000	CA HFA (Multifamily Hsg.)[1]	5.950	08/01/2028	08/31/2012	A	655,504
310,000	CA HFA (Multifamily Hsg.)[1]	6.050	08/01/2016	08/31/2012	A	310,555
2,675,000	CA HFA (Multifamily Hsg.)	6.050	08/01/2027	08/31/2012	A	2,692,227
25,000	CA HFA (Multifamily Hsg.)[1]	6.050	08/01/2038	08/31/2012	A	25,016
2,500,000	CA HFA (Multifamily Hsg.)[1]	6.150	08/01/2022	08/31/2012	A	2,505,875
100,000	CA Infrastructure and Economic Devel. (Scripps Research Institute)	5.625	07/01/2020	08/31/2012	A	100,341
3,550,000	CA Infrastructure and Economic Devel. (Scripps Research Institute)[1]	5.750	07/01/2030	08/31/2012	A	3,557,633
15,000	CA Infrastructure and Economic Devel. (Stockton Port District)	5.375	07/01/2022	02/24/2020	B	14,014
375,000	CA Infrastructure and Economic Devel. (Vermont Village Human Services Corp.)[1]	5.750	09/01/2023	09/01/2013	A	391,763
310,000	CA Intercommunity Hospital Financing Authority COP[1]	5.250	11/01/2019	08/31/2012	A	310,279
35,000	CA M-S-R Public Power Agency (San Juan)	6.000	07/01/2022	08/31/2012	A	38,675
10,000	CA Maritime Infrastructure Authority (Santa Cruz Port District)	5.750	05/01/2024	05/01/2014	A	10,125
50,000	CA Municipal Finance Authority (Biola University)[1]	5.625	10/01/2023	04/01/2018	A	54,345
1,025,000	CA Municipal Finance Authority (Community Hospitals of Central California)[1]	5.250	02/01/2024	02/01/2019	A	1,103,290
30,000	CA Pollution Control Financing Authority (Sacramento Biosolids Facility)	5.300	12/01/2017	06/25/2016	B	28,828
340,000	CA Pollution Control Financing Authority (Sacramento Biosolids Facility)	5.500	12/01/2024	07/27/2022	B	292,339

29	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$860,000	CA Pollution Control Financing Authority (San Diego Gas & Electric Company)[1]	5.850%	06/01/2021	08/31/2012	A	$862,976
195,000	CA Pollution Control Financing Authority (San Diego Gas & Electric Company)	5.850	06/01/2021	08/31/2012	A	195,675
460,000	CA Pollution Control Financing Authority (San Diego Gas & Electric Company)[1]	5.850	06/01/2021	08/31/2012	A	461,592
595,000	CA Pollution Control Financing Authority (Southern California Water Company)[1]	5.500	12/01/2026	08/31/2012	A	595,898
40,000	CA Pollution Control Financing Authority (West Coast Resource Recovery)	5.125	01/01/2014	10/11/2012	A	40,110
70,000	CA Public Works[1]	5.250	12/01/2013	08/31/2012	A	70,258
210,000	CA Public Works	5.250	10/01/2015	08/31/2012	A	210,775
745,000	CA Public Works[1]	6.625	11/01/2034	04/17/2019	A	920,023
250,000	CA Public Works (California Community Colleges)[1]	5.000	12/01/2017	08/31/2012	A	250,870
55,000	CA Public Works (California Community Colleges)[1]	5.100	09/01/2014	09/01/2012	A	55,196
25,000	CA Public Works (California Community Colleges)	5.250	12/01/2013	08/31/2012	A	25,098
2,610,000	CA Public Works (California Community Colleges)[1]	5.250	12/01/2013	08/31/2012	A	2,619,631
200,000	CA Public Works (California Community Colleges)[1]	5.250	12/01/2014	08/31/2012	A	200,738
115,000	CA Public Works (California Community Colleges)	5.250	12/01/2015	08/31/2012	A	115,424
365,000	CA Public Works (California Community Colleges)	5.250	12/01/2015	08/31/2012	A	366,347
70,000	CA Public Works (California Community Colleges)[1]	5.250	12/01/2016	08/31/2012	A	70,258
75,000	CA Public Works (California Community Colleges)[1]	5.250	12/01/2016	08/31/2012	A	75,277
205,000	CA Public Works (California Community Colleges)[1]	5.250	09/01/2019	09/01/2012	A	205,756
25,000	CA Public Works (California Highway Patrol)[1]	5.000	11/01/2015	08/31/2012	A	25,087
60,000	CA Public Works (California Highway Patrol)[1]	5.250	11/01/2014	08/31/2012	A	60,221
375,000	CA Public Works (California Science Center)[1]	5.250	10/01/2017	08/31/2012	A	376,384
2,000,000	CA Public Works (California State Prisons)[1]	5.750	10/01/2031	10/01/2021	A	2,310,280
225,000	CA Public Works (California State University)	5.250	10/01/2013	08/31/2012	A	225,884

30	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$600,000	CA Public Works (California State University)[1]	5.250%	10/01/2015	08/31/2012	A	$602,214
50,000	CA Public Works (California State University)[1]	5.375	10/01/2016	08/31/2012	A	50,190
50,000	CA Public Works (California State University)[1]	5.375	10/01/2017	08/31/2012	A	50,190
1,365,000	CA Public Works (California State University)[1]	5.400	12/01/2016	08/31/2012	A	1,370,201
40,000	CA Public Works (California State University)	5.450	09/01/2014	09/01/2012	A	40,154
400,000	CA Public Works (California State University)	5.500	09/01/2015	09/01/2012	A	401,560
750,000	CA Public Works (Dept. of Corrections and Rehabilitation)[1]	5.750	11/01/2029	11/01/2019	A	873,098
75,000	CA Public Works (Dept. of Corrections)	5.000	10/01/2012	08/31/2012	A	75,292
80,000	CA Public Works (Dept. of Corrections)[1]	5.000	09/01/2018	09/01/2012	A	80,278
20,000	CA Public Works (Dept. of Corrections)[1]	5.000	09/01/2018	09/01/2012	A	20,070
25,000	CA Public Works (Dept. of Corrections)[1]	5.000	09/01/2021	09/01/2012	A	25,087
25,000	CA Public Works (Dept. of Corrections)[1]	5.000	03/01/2027	09/01/2012	A	25,030
50,000	CA Public Works (Dept. of Corrections)	5.250	09/01/2013	09/01/2012	A	50,197
25,000	CA Public Works (Dept. of Corrections)	5.250	09/01/2013	09/01/2012	A	25,099
275,000	CA Public Works (Dept. of Corrections)[1]	5.250	09/01/2014	09/01/2012	A	276,015
75,000	CA Public Works (Dept. of Corrections)[1]	5.250	09/01/2015	09/01/2012	A	75,277
10,000	CA Public Works (Dept. of Corrections)[1]	5.250	09/01/2015	09/01/2012	A	10,037
200,000	CA Public Works (Dept. of Corrections)[1]	5.250	09/01/2015	09/01/2012	A	200,738
250,000	CA Public Works (Dept. of Corrections)[1]	5.250	03/01/2016	09/01/2012	A	250,923
50,000	CA Public Works (Dept. of Corrections)[1]	5.250	09/01/2016	09/01/2012	A	50,185
100,000	CA Public Works (Dept. of Corrections)[1]	5.375	10/01/2015	08/31/2012	A	100,379
125,000	CA Public Works (Dept. of Corrections)[1]	5.375	10/01/2016	08/31/2012	A	125,474
40,000	CA Public Works (Dept. of Corrections)	5.500	10/01/2017	08/31/2012	A	40,156
370,000	CA Public Works (Dept. of Corrections)	5.500	10/01/2018	08/31/2012	A	371,443
350,000	CA Public Works (Dept. of Corrections)	5.500	10/01/2019	08/31/2012	A	351,365
100,000	CA Public Works (Dept. of Corrections)[1]	5.500	06/01/2022	12/01/2013	A	106,977
45,000	CA Public Works (Dept. of Corrections)[1]	5.625	10/01/2020	08/31/2012	A	45,180
105,000	CA Public Works (Dept. of Food & Agriculture)	5.400	06/01/2013	08/31/2012	A	105,431
100,000	CA Public Works (Dept. of General Services)[1]	5.000	03/01/2027	09/01/2012	A	100,121
1,500,000	CA Public Works (Dept. of General Services)[1]	5.000	12/01/2027	12/01/2012	A	1,520,505
25,000	CA Public Works (Dept. of General Services)[1]	5.250	11/01/2014	08/31/2012	A	25,092

31	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$25,000	CA Public Works (Dept. of General Services)[1]	5.250%	12/01/2016	12/01/2012	A	$25,370
250,000	CA Public Works (Dept. of General Services)[1]	5.250	12/01/2018	12/01/2012	A	253,703
320,000	CA Public Works (Dept. of General Services)[1]	5.250	12/01/2019	12/01/2012	A	324,739
25,000	CA Public Works (Dept. of General Services)[1]	5.250	03/01/2020	09/01/2012	A	25,092
25,000	CA Public Works (Dept. of Health Services)	5.300	11/01/2013	08/31/2012	A	25,099
35,000	CA Public Works (Dept. of Health Services)[1]	5.400	11/01/2014	08/31/2012	A	35,133
1,085,000	CA Public Works (Dept. of Health Services)[1]	5.500	11/01/2015	08/31/2012	A	1,089,232
10,000	CA Public Works (Dept. of Justice Building)	4.800	05/01/2015	08/31/2012	A	10,030
95,000	CA Public Works (Dept. of Mental Health)[1]	5.125	06/01/2029	06/01/2014	A	98,098
20,000	CA Public Works (Dept. of Veterans)	5.125	10/01/2013	08/31/2012	A	20,076
150,000	CA Public Works (Dept. of Youth Authority)[1]	5.375	10/01/2015	08/31/2012	A	150,569
10,000	CA Public Works (Dept. of Youth Authority)	5.500	10/01/2017	08/31/2012	A	10,039
25,000	CA Public Works (Dept. of Youth Authority)	5.500	10/01/2018	08/31/2012	A	25,098
3,000,000	CA Public Works (Judicial Council)[1]	5.250	12/01/2026	12/01/2021	A	3,449,850
25,000	CA Public Works (Library & Courts Annex)[1]	5.000	05/01/2015	08/31/2012	A	25,087
25,000	CA Public Works (Regents University)[1]	5.250	11/01/2013	08/31/2012	A	25,101
25,000	CA Public Works (Regents University)[1]	5.250	11/01/2013	08/31/2012	A	25,095
1,500,000	CA Public Works (State Archives Building Complex)	5.375	12/01/2012	08/31/2012	A	1,505,700
115,000	CA Public Works (State Universities)[1]	5.250	12/01/2013	08/31/2012	A	115,405
260,000	CA Public Works (State Universities)[1]	5.400	10/01/2022	08/31/2012	A	260,946
1,560,000	CA Public Works (State Universities)	5.500	12/01/2018	08/31/2012	A	1,566,084
25,000	CA Public Works (Trustees California State University)[1]	5.000	10/01/2019	08/31/2012	A	25,087
100,000	CA Public Works (Trustees of California)	5.250	10/01/2012	08/31/2012	A	100,431
35,000	CA Public Works (Trustees of California)	5.250	10/01/2014	08/31/2012	A	35,129
20,000	CA Public Works (Various California State Universities)[1]	5.550	09/01/2016	09/01/2012	A	20,079
30,000	CA Public Works (Various Community Colleges)[1]	5.200	09/01/2017	09/01/2012	A	30,110

32	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$275,000	CA Public Works (Various Community Colleges)	5.375%	03/01/2013	09/01/2012	A	$276,133
655,000	CA Public Works (Various Community Colleges)	5.375	03/01/2014	09/01/2012	A	657,482
160,000	CA Public Works (Various Community Colleges)	5.500	04/01/2013	08/31/2012	A	160,674
75,000	CA Public Works (Various Community Colleges)[1]	5.600	04/01/2014	08/31/2012	A	75,299
2,825,000	CA Public Works (Various Community Colleges)[1]	5.625	03/01/2016	09/01/2012	A	2,836,300
4,250,000	CA Public Works (Various Community Colleges)[1]	5.625	03/01/2016	09/01/2012	A	4,267,000
2,125,000	CA Public Works (Various Community Colleges)[1]	5.625	03/01/2019	09/01/2012	A	2,133,500
175,000	CA Public Works (Various State Universities)	5.200	12/01/2012	08/31/2012	A	175,684
100,000	CA Public Works (Various State Universities)	5.250	12/01/2013	08/31/2012	A	100,376
300,000	CA Public Works (Various State Universities)[1]	5.300	12/01/2014	08/31/2012	A	301,119
210,000	CA Public Works (Various State Universities)[1]	5.350	12/01/2015	08/31/2012	A	210,792
465,000	CA Public Works (Various State Universities)[1]	5.375	12/01/2019	08/31/2012	A	466,762
860,000	CA Public Works (Various State Universities)[1]	5.400	10/01/2022	08/31/2012	A	863,483
125,000	CA Public Works (Various State Universities)[1]	5.400	10/01/2022	08/31/2012	A	125,455
210,000	CA Public Works (Various State Universities)[1]	5.500	09/01/2015	09/01/2012	A	210,819
75,000	CA River Highlands Community Services District[4]	7.750	09/02/2020	02/04/2017	B	25,550
15,000	CA River Highlands Community Services District[4]	8.125	09/02/2020	03/08/2017	B	5,110
50,000	CA Rural Home Mtg. Finance Authority (Single Family Mtg.), Series A1	6.350	12/01/2029	09/15/2014	B	51,445
55,000	CA State University (Hayward Foundation)[1]	5.250	08/01/2025	08/31/2012	A	55,075
25,000	CA Statewide CDA	6.625	09/01/2027	09/01/2012	A	25,031
5,000	CA Statewide CDA	7.000	07/01/2022	08/31/2012	A	5,008
30,000	CA Statewide CDA (Ararat Home of Los Angeles)[1]	5.550	06/01/2021	12/01/2012	A	30,226
65,000	CA Statewide CDA (Bouquet Canyon)	5.300	07/01/2018	09/01/2012	A	65,130

33	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon		Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$75,000	CA Statewide CDA (California Odd Fellow Hsg.)	5.375%		10/01/2013	08/31/2012	A	$75,281
50,000	CA Statewide CDA (California Odd Fellow Hsg.)[1]	5.500		10/01/2023	08/31/2012	A	50,081
100,000	CA Statewide CDA (CHF-Irvine-UCI East Campus Apartments)[1]	6.000		05/15/2023	05/15/2018	A	111,991
3,270,000	CA Statewide CDA (Children’s Hospital Los Angeles)[1]	5.250		08/15/2029	08/31/2012	A	3,385,169
285,000	CA Statewide CDA (Children’s Hospital Los Angeles) COP[1]	5.250		08/15/2029	08/31/2012	A	285,131
490,000	CA Statewide CDA (Daughters of Charity Health System/St. Francis Medical Center Obligated Group)[1]	5.000		07/01/2022	05/28/2015	A	514,779
1,730,000	CA Statewide CDA (Daughters of Charity Health System/St. Francis Medical Center Obligated Group)[1]	5.250		07/01/2024	06/09/2015	A	1,814,424
880,000	CA Statewide CDA (Daughters of Charity Health System/St. Francis Medical Center Obligated Group)[1]	5.250		07/01/2025	04/26/2015	A	921,078
500,000	CA Statewide CDA (East Tabor Apartments)	6.850		08/20/2036	08/31/2012	A	521,095
45,000	CA Statewide CDA (Escrow Term)	6.750		09/01/2037	09/01/2012	A	45,938
30,000	CA Statewide CDA (GP Steinbeck)[1]	5.700		09/20/2019	09/20/2012	A	30,963
85,000	CA Statewide CDA (GP Steinbeck)	5.897	[2]	09/20/2027	09/20/2012	A	35,308
25,000	CA Statewide CDA (Lincoln Apartments)[1]	5.200		09/20/2020	08/31/2012	A	25,294
250,000	CA Statewide CDA (Live Oak School)	6.750		10/01/2030	10/01/2012	A	251,508
3,045,000	CA Statewide CDA (Memorial Health Services/Long Beach Memorial Medical Center Obligated Group)[1]	5.500		10/01/2033	04/01/2013	A	3,153,402
100,000	CA Statewide CDA (Multifamily)	5.696	[2]	09/20/2021	09/20/2012	A	59,606
100,000	CA Statewide CDA (Multifamily)	5.744	[2]	09/20/2023	09/20/2012	A	52,842
150,000	CA Statewide CDA (Quail Ridge Apartments)[1]	5.375		07/01/2032	11/27/2029	B	125,282
430,000	CA Statewide CDA (Rio Bravo)	6.500		12/01/2018	02/18/2016	B	418,394
150,000	CA Statewide CDA (Sherman Oaks)[1]	5.000		08/01/2018	08/31/2012	A	150,245
560,000	CA Statewide CDA (Sycamore)[1]	6.000		03/20/2038	03/20/2013	A	593,846
600,000	CA Statewide CDA (Water & Wastewater)[1]	5.125		10/01/2022	10/01/2012	A	604,896
25,000	CA Statewide CDA Community Facilities District	6.350		09/01/2021	09/01/2012	A	25,536
30,000	CA Statewide CDA COP (Ararat Home of Los Angeles)[1]	5.400		06/01/2016	12/01/2012	A	30,320

34	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$5,000	CA Statewide CDA COP (CVHP/CVMC/FH Obligated Group)[1]	5.000%	04/01/2018	08/31/2012	A	$5,003
425,000	CA Statewide CDA COP (CVHP/CVMC/FH Obligated Group)[1]	5.125	04/01/2023	08/31/2012	A	425,021
2,025,000	CA Statewide CDA COP (CVHP/CVMC/FH Obligated Group)	5.500	04/01/2013	08/31/2012	A	2,029,577
60,000	CA Statewide CDA COP (Internext Group)[1]	5.375	04/01/2017	08/31/2012	A	60,229
475,000	CA Statewide CDA School Facilities (47th & Main)[1]	5.125	07/01/2022	07/01/2021	A	493,406
20,000	CA Statewide CDA Special Tax Community Facilities District No. 2007-1 (Orinda)	5.300	09/01/2017	08/31/2012	A	21,589
90,000	CA Statewide CDA Water & Wastewater[1]	5.300	10/01/2020	08/31/2012	A	90,336
85,000	CA Statewide CDA Water & Wastewater[1]	5.700	10/01/2024	08/24/2012	A	85,297
3,599,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	5.625	05/01/2029	10/31/2012	A	3,598,856
1,295,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	5.625	05/01/2029	06/06/2016	B	1,270,110
3,395,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000	05/01/2037	08/31/2012	A	3,395,306
50,000	CA Water Resource Devel. GO, Series P1	5.800	06/01/2014	08/31/2012	A	50,226
20,000	CA Water Resource Devel. GO, Series P & N1	5.000	06/01/2020	08/31/2012	A	20,071
60,000	CA Water Resource Devel. GO, Series Q1	5.000	03/01/2016	08/31/2012	A	60,226
15,000	CA Water Resource Devel. GO, Series Q & R1	5.000	03/01/2015	08/31/2012	A	15,057
15,000	CA Water Resource Devel. GO, Series Q & R1	5.000	03/01/2017	08/31/2012	A	15,056
25,000	CA Western Hills Water District Special Tax	5.000	09/01/2014	09/13/2013	B	23,502
25,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)	4.650	09/01/2014	09/01/2014		23,341
120,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)	6.000	09/01/2024	06/22/2021	B	87,206
50,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)	6.125	09/01/2031	03/23/2029	B	33,140
115,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)	6.750	09/01/2022	09/14/2018	B	92,383
45,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)	6.875	09/01/2031	04/30/2027	B	32,552

35	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$310,000	CA William S. Hart Union School District	6.000%	09/01/2027	09/01/2012	A	$313,444
10,000	Calabasas, CA Special Tax Community Facilities District 98-1	5.750	09/01/2028	09/01/2012	A	10,004
35,000	California City, CA Redevel. Agency Tax Allocation	7.000	09/01/2015	08/31/2012	A	35,106
60,000	Campbell, CA (Civic Center) COP	5.250	10/01/2028	08/31/2012	A	60,214
10,000	Canyon Lake, CA COP (Railroad Canyon Road)[1]	7.375	06/01/2014	12/01/2012	A	10,169
40,000	Capistrano, CA Unified School District (Education & Support Facilities) COP[1]	5.250	12/01/2026	12/01/2012	A	40,562
75,000	Capistrano, CA Unified School District (Las Flores)[1]	5.000	09/01/2023	09/01/2012	A	75,067
50,000	Capistrano, CA Unified School District School Facilities Improvement District No. 1[1]	5.000	08/01/2013	08/31/2012	A	50,199
100,000	Capistrano, CA Unified School District School Facilities Improvement District No. 1[1]	5.000	08/01/2018	08/31/2012	A	100,380
25,000	Capistrano, CA Unified School District School Facilities Improvement District No. 1	5.300	08/01/2012	08/01/2012		25,000
50,000	Capistrano, CA Unified School District School Facilities Improvement District No. 1[1]	6.000	08/01/2024	08/31/2012	A	50,211
80,000	Carlsbad, CA Improvement Bond Act 1915	5.550	09/02/2028	09/02/2012	A	80,074
120,000	Carlsbad, CA Improvement Bond Act 1915	5.950	09/02/2025	09/02/2012	A	120,178
30,000	Carlsbad, CA Improvement Bond Act 1915	6.000	09/02/2022	09/02/2012	A	30,052
85,000	Carson, CA Improvement Bond Act 1915	7.375	09/02/2022	09/02/2012	A	85,145
100,000	Carson, CA Redevel. Agency[1]	5.250	10/01/2018	10/01/2012	A	101,348
40,000	Carson, CA Redevel. Agency[1]	5.250	10/01/2020	10/01/2012	A	40,516
30,000	Castaic, CA Union School District Community Facilities District No. 92-1	8.500	10/01/2013	10/01/2012	A	30,302
2,750,000	Castaic, CA Union School District Community Facilities District No. 92-1	9.000	10/01/2019	10/01/2012	A	2,771,038
70,000	Cathedral City, CA Improvement Bond Act 1915	5.950	09/02/2034	09/02/2012	A	72,150
100,000	Cathedral City, CA Public Financing Authority	5.300	08/01/2013	08/31/2012	A	100,259
30,000	Cathedral City, CA Public Financing Authority[1]	5.600	08/01/2018	08/31/2012	A	30,062

36	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$50,000	Cathedral City, CA Special Tax Community Facilities District No. 1	6.625%	09/01/2023	09/25/2022	B	$37,398
50,000	Cathedral City, CA Special Tax Community Facilities District No. 1	6.700	09/01/2030	01/10/2028	B	33,662
2,500,000	Central CA Unified School District[1]	5.000	07/01/2029	07/01/2014	A	2,620,175
10,000	Central CA Unified School District	5.625	03/01/2018	09/01/2012	A	10,045
95,000	Chico, CA Improvement Bond Act 1915 (Mission Ranch)	6.625	09/02/2012	09/02/2012		95,310
100,000	Chico, CA Improvement Bond Act 1915 (Mission Ranch)	6.625	09/02/2013	09/02/2012	A	103,284
75,000	Chico, CA Public Financing Authority[1]	5.000	04/01/2019	08/31/2012	A	75,197
230,000	Chino Hills, CA COP[1]	5.000	09/01/2026	09/01/2012	A	230,299
205,000	Chino, CA Community Facilities District Special Tax	5.750	09/01/2034	09/01/2012	A	207,470
20,000	Chowchilla, CA Improvement Bond Act 1915	6.700	09/02/2027	09/02/2012	A	20,423
55,000	Chula Vista, CA Community Facilities District (Eastlake Woods)	5.700	09/01/2016	09/01/2012	A	55,684
15,000	Chula Vista, CA Community Facilities District (Eastlake Woods)	6.100	09/01/2021	09/01/2012	A	15,175
250,000	Chula Vista, CA Community Facilities District (Otay Ranch Village)	6.000	09/01/2033	09/01/2012	A	250,265
10,000	Chula Vista, CA Improvement Bond Act 1915 Assessment District No. 94-1 (Eastlake)	7.000	09/02/2015	09/02/2012	A	10,333
1,000,000	Clovis, CA Public Financing Authority[1]	5.000	03/01/2027	09/01/2012	A	1,001,150
25,000	Colton, CA Community Facilities District Special Tax	5.800	09/01/2018	09/01/2012	A	25,032
175,000	Colton, CA Joint Unified School District	5.700	09/01/2034	09/01/2014	A	176,719
50,000	Colton, CA Public Financing Authority, Series B	5.875	08/01/2027	08/31/2012	A	50,012
20,000	Colton, CA Redevel. Agency (West Valley)	6.375	09/01/2035	09/01/2012	A	20,006
3,500,000	Compton, CA Public Finance Authority[1]	5.000	09/01/2022	09/01/2022		3,101,630
100,000	Compton, CA Sewer[1]	5.375	09/01/2023	09/01/2012	A	100,052
25,000	Concord, CA Joint Powers Financing Authority (Concord Avenue Packaging)[1]	5.000	03/01/2017	09/01/2012	A	25,090
45,000	Concord, CA Joint Powers Financing Authority (Concord Avenue Packaging)[1]	5.125	03/01/2023	09/01/2012	A	45,068
110,000	Contra Costa County, CA Public Financing Authority	5.250	06/01/2015	08/31/2012	A	110,396
25,000	Contra Costa County, CA Public Financing Authority	5.250	06/01/2016	08/31/2012	A	25,086

37	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$585,000	Contra Costa County, CA Public Financing Authority (Pleasant Hill Bart)[1]	5.125%	08/01/2019	09/05/2017	B	$577,401
20,000	Contra Costa, CA Community College District COP (Diablo Valley College)[1]	6.000	06/01/2021	08/31/2012	A	20,090
150,000	Contra Costa, CA Water District[1]	5.000	10/01/2024	10/01/2012	A	151,208
200,000	Corona, CA COP (Clearwater Cogeneration)[1]	5.000	09/01/2021	09/01/2013	A	206,938
200,000	Corona, CA Public Financing Authority (City Hall)[1]	5.250	09/01/2016	09/01/2012	A	200,482
25,000	Corona, CA Redevel. Agency Tax Allocation	5.500	09/01/2016	09/01/2012	A	25,062
15,000	Corona-Norco, CA Unified School District	5.625	09/01/2033	09/01/2013	A	15,137
40,000	Corona-Norco, CA Unified School District	5.750	09/01/2014	09/01/2012	A	40,129
100,000	Corona-Norco, CA Unified School District Community Facilities District No. 06-1	6.000	09/01/2027	09/01/2012	A	103,067
60,000	Coronado, CA Community Devel. Agency Tax Allocation	5.100	09/01/2013	09/01/2012	A	60,231
25,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	6.000	10/01/2016	10/01/2016		26,910
115,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	6.250	10/01/2017	10/01/2017		125,394
120,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	6.625	10/01/2018	10/01/2018		133,181
155,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	6.875	10/01/2019	10/01/2019		174,797
35,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	6.875	10/01/2020	10/01/2020		41,801
185,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	7.000	10/01/2021	10/01/2021		222,031
110,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	7.125	10/01/2020	10/01/2020		126,125
130,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	7.250	10/01/2021	10/01/2021		150,872
315,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	7.750	10/01/2027	10/01/2021	A	362,518
125,000	Culver City, CA COP[1]	5.750	01/01/2016	08/31/2012	A	125,420
15,000	Culver City, CA Redevel. Finance Authority	5.500	11/01/2014	11/14/2013	B	15,407
10,000	Culver City, CA Redevel. Finance Authority[1]	5.600	11/01/2025	08/31/2012	A	10,035

38	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$20,000	Cypress, CA Improvement Bond Act 1915 (Business and Professional Center)	5.700%	09/02/2022	08/31/2012	A	$20,016
20,000	Davis, CA Joint Unified School District Special Tax[1]	5.300	08/15/2024	08/15/2012	A	20,039
10,000	Del Mar, CA Unified School District	5.875	09/01/2029	09/01/2012	A	10,245
750,000	Del Norte County, CA COP[1]	5.400	06/01/2019	08/31/2012	A	752,550
510,000	Desert Hot Springs, CA Redevel. Agency Tax Allocation (Merged Redevel.)[1]	6.000	09/01/2023	09/01/2019	A	588,254
40,000	Dixon, CA Public Financing Authority[1]	5.150	09/02/2020	09/02/2012	A	40,058
35,000	Dixon, CA Public Financing Authority	5.700	09/02/2020	09/02/2012	A	35,033
480,000	Downey, CA Community Devel. Commission Tax Allocation (Downey Redevel.)[1]	5.125	08/01/2020	02/01/2013	A	481,862
1,000,000	Duarte, CA COP (Hope National Medical Center)[1]	5.250	04/01/2019	08/31/2012	A	1,002,310
185,000	Duarte, CA Hsg. (Heritage Park Apartments)[1]	5.850	05/01/2030	09/01/2012	A	185,200
40,000	Eastern CA Municipal Water District Community Facilities Special Tax	6.375	09/01/2027	09/01/2012	A	40,444
250,000	Eastern CA Municipal Water District Community Facilities Special Tax	6.375	09/01/2037	09/01/2012	A	255,270
90,000	Eastern CA Municipal Water District Community Facilities Special Tax (Crown Valley Village)	5.500	09/01/2028	03/01/2014	A	90,063
65,000	Eastern CA Municipal Water District Community Facilities Special Tax (Crown Valley Village)	5.625	09/01/2034	04/30/2032	B	63,868
50,000	Eastern CA Municipal Water District Community Facilities Special Tax (Promontory Park)	5.500	09/01/2024	09/01/2014	A	50,982
10,000	Eastern CA Municipal Water District Improvement Bond Act 1915	5.750	09/02/2020	09/02/2012	A	10,012
200,000	El Cerrito, CA Redevel. Agency Tax Allocation[1]	5.000	07/01/2019	08/31/2012	A	200,102
50,000	El Dorado County, CA Special Tax	6.250	09/01/2029	09/01/2012	A	50,049
75,000	El Monte, CA City School District[1]	6.250	05/01/2025	11/01/2012	A	76,113
50,000	El Monte, CA COP (Dept. of Public Social Services Facility)[1]	5.000	06/01/2019	08/31/2012	A	50,093
1,170,000	Emery, CA Unified School District[1]	6.250	08/01/2026	08/01/2021	A	1,485,221
25,000	Emeryville, CA Public Financing Authority	6.100	09/01/2012	09/01/2012		25,089
195,000	Emeryville, CA Public Financing Authority[1]	6.200	09/01/2025	09/01/2012	A	195,333
75,000	Emeryville, CA Public Financing Authority (Emeryville Redevel.)[1]	5.250	09/01/2019	09/01/2012	A	75,856
50,000	Emeryville, CA Public Financing Authority (Shellmound Park Redevel. & Hsg.)[1]	5.000	09/01/2019	09/01/2012	A	50,062

39	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$20,000	Encinitas, CA Improvement Bond Act 1915	6.900%	09/02/2017	09/02/2012	A	$20,004
1,000,000	Escondido, CA Joint Powers Financing Authority (Reidy Creek)[1]	5.125	09/01/2030	09/01/2012	A	1,000,940
15,000	Fairfield, CA Improvement Bond Act 1915 (Green Valley Road/Mangels Blvd.)	7.375	09/02/2018	09/02/2012	A	15,492
15,000	Florin, CA Resource Conservation District COP	6.000	02/01/2029	04/04/2027	B	9,447
260,000	Folsom Cordova, CA Unified School District School Facilities Improvement District No. 1	5.500	10/01/2015	10/01/2012	A	261,851
270,000	Folsom Cordova, CA Unified School District School Facilities Improvement District No. 2[1]	5.250	10/01/2013	10/01/2012	A	272,211
50,000	Folsom Cordova, CA Unified School District School Facilities Improvement District No. 2[1]	5.375	10/01/2016	10/01/2012	A	50,424
250,000	Folsom Cordova, CA Unified School District School Facilities Improvement District No. 2[1]	5.375	10/01/2017	10/01/2012	A	252,120
10,000	Folsom, CA Improvement Bond Act 1915	6.500	09/02/2013	09/02/2012	A	10,036
25,000	Folsom, CA Public Financing Authority	5.400	09/02/2020	09/02/2012	A	25,023
25,000	Folsom, CA Public Financing Authority	5.625	09/02/2020	09/02/2012	A	25,023
250,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)[1]	5.000	10/01/2022	10/01/2015	A	260,185
90,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)[1]	5.000	09/01/2023	09/01/2012	A	90,161
700,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)[1]	5.500	09/01/2032	09/01/2012	A	715,351
555,000	Fontana, CA Redevel. Agency (Downtown Redevel.)	5.000	09/01/2014	09/01/2012	A	556,071
100,000	Fontana, CA Redevel. Agency (Downtown Redevel.)[1]	5.000	09/01/2016	09/01/2012	A	100,164
160,000	Fontana, CA Redevel. Agency (Jurupa Hills)[1]	5.500	10/01/2027	10/01/2012	A	160,338
40,000	Fontana, CA Redevel. Agency (Sierra Corridor Commercial Redevel.)[1]	5.450	09/01/2029	09/01/2014	A	40,887
650,000	Fontana, CA Redevel. Agency (Southwest Industrial Park)[1]	5.000	09/01/2022	09/01/2012	A	650,650
265,000	Fontana, CA Special Tax (Citrus)	5.000	09/01/2020	09/01/2012	A	273,101
2,300,000	Fontana, CA Special Tax Community Facilities District No. 2-A1	5.250	09/01/2017	09/01/2012	A	2,304,853
10,000	Fontana, CA Special Tax Community Facilities District No. 4	7.125	10/01/2015	10/01/2012	A	10,076
175,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road[1]	5.000	01/15/2014	08/31/2012	A	175,298

40	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$100,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road[1]	5.125%	01/15/2015	08/31/2012	A	$100,172
805,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road[1]	5.125	01/15/2019	08/31/2012	A	806,280
60,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road[1]	5.375	01/15/2015	08/31/2012	A	60,116
1,585,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road[1]	5.875	01/15/2026	01/15/2014	A	1,650,698
525,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road)[1]	5.000	01/15/2016	08/31/2012	A	525,803
580,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road)[1]	5.375	01/15/2014	08/31/2012	A	581,119
1,175,000	Fresno, CA Airport	5.800	07/01/2030	08/31/2012	A	1,179,230
10,000	Fresno, CA Joint Powers Financing Authority[1]	5.000	06/01/2019	08/31/2012	A	10,037
55,000	Fresno, CA Joint Powers Financing Authority[1]	5.250	08/01/2018	08/31/2012	A	55,097
2,160,000	Fresno, CA Joint Powers Financing Authority[1]	5.250	10/01/2024	10/01/2014	A	2,240,158
70,000	Fresno, CA Joint Powers Financing Authority[1]	5.500	06/01/2015	08/31/2012	A	70,295
115,000	Fresno, CA Joint Powers Financing Authority[1]	5.750	06/01/2026	08/31/2012	A	120,613
225,000	Fresno, CA Unified School District Education Center[1]	6.550	08/01/2020	02/01/2013	A	238,934
25,000	Fullerton, CA Community Facilities District No. 1 Special Tax (Amerige Heights)	6.200	09/01/2032	09/01/2012	A	25,052
135,000	Fullerton, CA Redevel. Agency COP[1]	5.000	04/01/2026	04/01/2017	A	139,641
80,000	Fullerton, CA School District Special Tax	6.300	09/01/2023	09/01/2012	A	80,958
10,000	Galt, CA Improvement Bond Act 1915	5.900	09/02/2022	09/02/2012	A	10,307
100,000	Garden Grove, CA Agency for Community Devel. Tax Allocation[1]	5.375	10/01/2020	10/01/2013	A	102,230
20,000	Granada, CA Sanitation District Improvement Bond Act 1915	6.125	09/02/2022	09/02/2012	A	20,022
425,000	Grand Terrace, CA Community Redevel. Agency[1]	5.100	09/01/2022	09/01/2019	A	464,542
15,000	Greenfield, CA Redevel. Agency	6.000	02/01/2029	02/19/2028	B	14,004
1,475,000	Hawaiian Gardens, CA Public Finance Authority Tax Allocation[1]	5.250	12/01/2022	12/01/2014	A	1,542,467
1,000,000	Hawaiian Gardens, CA Public Finance Authority Tax Allocation[1]	5.250	12/01/2023	12/01/2014	A	1,043,610
100,000	Hawthorne, CA Community Redevel. Agency[1]	5.000	09/01/2018	09/01/2012	A	100,299
3,220,000	Hawthorne, CA Community Redevel. Agency Special Tax	6.125	10/01/2025	10/01/2012	A	3,329,029
120,000	Hawthorne, CA Parking Authority	8.000	09/01/2015	09/01/2012	A	120,467

41	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$155,000	Hawthorne, CA Parking Authority	8.125%	09/01/2019	09/01/2012	A	$155,431
45,000	Hayward, CA Improvement Bond Act 1915	7.100	09/02/2018	09/02/2012	A	45,122
50,000	Hayward, CA Public Finance Authority (Hayward Water System)	5.100	06/01/2013	08/31/2012	A	50,165
1,015,000	Healdsburg, CA Community Redevel. Agency Tax Allocation (Sotoyome Community Devel.)[1]	5.125	08/01/2031	02/01/2013	A	1,022,673
1,990,000	Hesperia, CA Public Financing Authority, Tranche A	6.250	09/01/2035	09/01/2012	A	1,990,557
10,000	Hollister, CA Improvement Bond Act 1915	7.125	09/02/2022	09/02/2012	A	10,314
500,000	Holtville, CA Unified School District[1]	5.250	08/01/2027	02/01/2013	A	515,890
15,000	Huntington Beach, CA Community Facilities District[1]	5.400	10/01/2020	10/01/2012	A	15,056
20,000	Huntington Beach, CA Community Facilities District Special Tax	6.250	09/01/2027	09/01/2012	A	20,005
35,000	Imperial County, CA COP[1]	5.000	02/15/2019	08/31/2012	A	35,110
2,735,000	Imperial, CA Public Financing Authority (Water Facility)[1]	5.000	10/15/2026	10/15/2022	A	3,018,373
250,000	Indio, CA Community Facilities District Special Tax	5.200	09/01/2027	09/01/2012	A	250,048
50,000	Indio, CA Community Facilities District Special Tax (Talavera)	5.000	09/01/2017	09/01/2012	A	50,071
125,000	Indio, CA Hsg. (Olive Court Apartments)[1]	6.375	12/01/2026	12/01/2012	A	125,678
20,000	Indio, CA Improvement Bond Act 1915	6.350	09/02/2027	09/02/2012	A	20,423
20,000	Indio, CA Improvement Bond Act 1915	6.375	09/02/2027	09/02/2012	A	20,424
30,000	Indio, CA Improvement Bond Act 1915 Assessment District No. 99-1	7.125	09/02/2020	08/25/2012	A	30,074
75,000	Industry, CA Urban Devel. Agency[1]	5.000	05/01/2020	08/31/2012	A	75,992
750,000	Inland Valley, CA Devel. Agency Tax Allocation[1]	5.500	04/01/2014	04/01/2014		813,405
20,000	Irvine, CA Improvement Bond Act 1915	5.600	09/02/2022	09/02/2012	A	20,487
15,000	Kingsburg, CA Public Financing Authority	8.000	09/15/2021	08/31/2012	A	15,039
25,000	La Habra, CA Redevel. Agency Community Facilities District	6.000	09/01/2014	08/31/2012	A	25,069
10,000	La Habra, CA Redevel. Agency Community Facilities District	6.000	09/01/2019	08/31/2012	A	10,015
55,000	La Mesa, CA Improvement Bond Act 1915	5.750	09/02/2023	09/02/2012	A	55,044
60,000	La Quinta, CA Redevel. Agency Tax Allocation[1]	5.200	09/01/2028	09/01/2012	A	60,073
50,000	LaFayette, CA Redevel. Agency Tax Allocation[1]	5.750	08/01/2032	08/01/2013	A	51,041
1,685,000	Lake Elsinore, CA Improvement Bond Act 1915	7.000	09/02/2030	09/02/2012	A	1,687,612

42	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$15,000	Lake Elsinore, CA Public Financing Authority	6.375%	10/01/2033	10/01/2013	A	$15,490
500,000	Lake Elsinore, CA Special Tax	5.100	09/01/2022	09/01/2015	A	525,085
1,135,000	Lake Elsinore, CA Unified School District	5.300	09/01/2026	09/01/2012	A	1,158,245
125,000	Lammersville, CA School District Community Facilities District (Mountain House)	5.500	09/01/2013	09/01/2012	A	126,799
50,000	Lammersville, CA School District Community Facilities District (Mountain House)	6.300	09/01/2024	09/01/2012	A	50,753
50,000	Lammersville, CA Unified School District Special	6.375	09/01/2032	09/01/2012	A	50,756
40,000	Lancaster, CA Community Facilities District Special Tax	6.000	10/01/2016	10/01/2012	A	40,168
15,000	Lancaster, CA Redevel. Agency (Desert Sands Mobile Home Park)	6.375	11/01/2027	08/31/2012	A	15,015
115,000	Lathrop, CA Financing Authority (Water Supply)	5.700	06/01/2019	06/01/2013	A	117,060
15,000	Lathrop, CA Financing Authority (Water Supply)	5.750	06/01/2020	06/01/2013	A	15,243
50,000	Lathrop, CA Financing Authority (Water Supply)	5.900	06/01/2023	06/01/2013	A	50,669
10,000	Lathrop, CA Improvement Bond Act 1915	6.000	09/02/2021	09/02/2012	A	10,215
5,000	Lathrop, CA Improvement Bond Act 1915 (Louise Avenue)	6.875	09/02/2017	09/02/2012	A	5,164
10,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village)	6.000	09/02/2023	09/02/2012	A	10,212
60,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village)	6.125	09/02/2028	03/02/2014	A	61,261
100,000	Lee Lake, CA Water District Community Facilities District No. 2 Special Tax (Montecito Ranch)	6.125	09/01/2027	09/01/2012	A	100,262
200,000	Lee Lake, CA Water District Community Facilities District No. 2 Special Tax (Montecito Ranch)	6.125	09/01/2032	09/01/2012	A	201,024
1,500,000	Lee Lake, CA Water District Community Facilities District No. 3 Special Tax	5.750	09/01/2023	09/01/2013	A	1,564,575
100,000	Livermore Valley, CA Joint Unified School District[1]	5.000	08/01/2023	08/31/2012	A	100,376
25,000	Livermore, CA Capital Projects Financing Authority	5.650	09/02/2016	09/02/2012	A	25,546
10,000	Livermore, CA Community Facilities District Special Tax (Tri Valley Tech Park)	5.750	09/01/2012	09/01/2012		10,029
45,000	Livermore, CA Community Facilities District Special Tax (Tri Valley Tech Park)	6.400	09/01/2026	09/01/2012	A	45,033

43	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$15,000	Livermore, CA Community Facilities District Special Tax (Tri Valley Tech Park)	6.400%	09/01/2030	09/01/2012	A	$15,008
1,525,000	Lodi, CA Unified School District[1]	5.250	08/01/2024	08/01/2013	A	1,601,936
2,500,000	Long Beach, CA Bond Finance Authority (Public Safety Facilities)	5.000	11/01/2026	11/01/2012	A	2,517,275
500,000	Long Beach, CA Bond Finance Authority (Rainbow Harbor)[1]	5.000	05/01/2024	05/01/2016	A	548,680
620,000	Long Beach, CA Bond Finance Authority Natural Gas[1]	5.000	11/15/2017	11/15/2017		674,275
685,000	Long Beach, CA Bond Finance Authority Natural Gas[1]	5.250	11/15/2018	11/15/2018		761,330
50,000	Long Beach, CA Special Tax (Pike)	6.250	10/01/2026	10/01/2012	A	50,093
30,000	Long Beach, CA Special Tax (Pine Avenue)	6.375	09/01/2023	09/01/2012	A	30,036
5,000	Los Angeles County, CA Community Facilities District No. 4 Special Tax	7.750	09/01/2017	09/01/2012	A	5,020
100,000	Los Angeles, CA Community Facilities District Special Tax (Cascade Business Park)	6.400	09/01/2022	09/01/2012	A	100,192
50,000	Los Angeles, CA Community Redevel. Agency (Freeway Recovery)	6.000	09/01/2031	09/01/2012	A	50,071
40,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)	5.100	12/01/2015	08/31/2012	A	40,115
50,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.200	12/01/2017	08/31/2012	A	50,135
50,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.200	12/01/2018	08/31/2012	A	50,122
120,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.200	12/01/2019	08/31/2012	A	120,271
125,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.250	12/01/2020	08/31/2012	A	125,268
80,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.250	12/01/2021	08/31/2012	A	80,156
255,000	Los Angeles, CA Community Redevel. Agency (Hollywood)[1]	5.000	07/01/2022	08/31/2012	A	255,105
25,000	Los Angeles, CA Community Redevel. Agency (Hoover Redevel.)	5.500	09/01/2014	09/01/2012	A	25,059
110,000	Los Angeles, CA COP (Dept. of Public Social Services)[1]	5.500	08/01/2019	08/31/2012	A	110,392
20,000	Los Angeles, CA COP (Dept. of Public Social Services)	5.500	08/01/2031	08/31/2012	A	20,064
10,000,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[5]	5.375	05/15/2025	05/15/2025		11,311,989
15,000	Los Angeles, CA Dept. of Water & Power	4.750	08/15/2017	08/31/2012	A	15,055

44	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$10,000	Los Angeles, CA Dept. of Water & Power	4.750%	10/15/2020	08/31/2012	A	$10,037
55,000	Los Angeles, CA Mtg. (Section 8)[1]	5.350	07/01/2022	08/31/2012	A	55,110
15,000	Los Angeles, CA Mtg. (Section 8)[1]	6.500	07/01/2022	08/31/2012	A	15,043
45,000	Los Angeles, CA Multifamily Hsg. (Arminta North & South)	7.700	06/20/2028	08/31/2012	A	45,044
40,000	Los Angeles, CA Multifamily Hsg. (Earthquake Rehabilitation)[1]	5.900	01/01/2030	08/31/2012	A	40,065
25,000	Los Angeles, CA Municipal Improvement Corp. (Centlibrary)[1]	5.500	06/01/2017	08/31/2012	A	25,089
125,000	Los Angeles, CA Municipal Improvement Corp. (Central Library Project)[1]	5.500	06/01/2018	08/31/2012	A	125,445
160,000	Los Angeles, CA Parking System[1]	5.250	05/01/2029	11/01/2012	A	161,635
130,000	Los Angeles, CA Regional Airports Improvement Corp. (Laxfuel Corp.)[1]	5.250	01/01/2023	08/31/2012	A	130,159
290,000	Los Angeles, CA Regional Airports Improvement Corp. (Laxfuel Corp.)[1]	5.375	01/01/2021	08/31/2012	A	290,458
15,000	Los Angeles, CA Regional Airports Improvement Corp. (Los Angeles West Terminal Fuel Corp.)[1]	10.250	01/01/2013	01/01/2013		15,201
20,000	Los Angeles, CA State Building Authority[1]	5.400	10/01/2015	08/31/2012	A	20,070
70,000	Los Angeles, CA State Building Authority	5.500	10/01/2016	08/31/2012	A	70,201
200,000	Los Angeles, CA State Building Authority	5.500	10/01/2017	08/31/2012	A	200,574
70,000	Los Angeles, CA State Building Authority	5.500	10/01/2018	08/31/2012	A	70,201
180,000	Los Angeles, CA State Building Authority	5.500	10/01/2019	08/31/2012	A	180,517
90,000	Los Banos, CA COP[1]	5.000	12/01/2022	08/31/2012	A	90,140
75,000	Los Banos, CA Sewer System COP[1]	5.000	12/01/2019	08/31/2012	A	75,184
20,000	Los Banos, CA Unified School District COP[1]	5.625	08/01/2016	08/26/2012	A	20,046
45,000	Lynwood, CA Public Finance Authority Tax Allocation[1]	5.900	09/01/2028	09/01/2012	A	45,081
255,000	Madera County, CA COP (Valley Children’s Hospital)[1]	5.000	03/15/2023	08/31/2012	A	255,306
360,000	Madera County, CA COP (Valley Children’s Hospital)[1]	5.750	03/15/2028	08/31/2012	A	360,554
50,000	Mammoth Lakes, CA Community Facilities District (North Village Area)	5.750	10/01/2033	09/03/2029	B	49,814
20,000	Manhattan Beach, CA Water & Wastewater Authority COP	5.750	09/01/2020	08/10/2012	A	20,028
25,000	Manzanita, CA Elementary School District[1]	5.600	08/01/2025	08/31/2012	A	25,037
10,000	Martinez, CA Mtg. (Ridgecrest Apartments)[1]	5.625	07/01/2025	08/31/2012	A	10,020

45	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$375,000	Marysville, CA (Fremont-Rideout Health Group/Rideout Memorial Hospital/United Com-Serve Obligated Group)[1]	5.250%	01/01/2027	01/01/2021	A	$417,701
55,000	Maywood, CA Public Financing Authority	6.500	09/01/2018	07/28/2013	A	55,712
1,045,000	Mendocino Coast, CA Healthcare District[1]	5.875	02/01/2020	08/31/2012	A	1,047,414
25,000	Menifee, CA Union School District Special Tax	6.050	09/01/2026	09/01/2012	A	25,025
15,000	Menlo Park, CA GO1	5.000	08/01/2015	08/31/2012	A	15,058
50,000	Merced County, CA COP (Juvenile Justice Corridor Facility)[1]	5.000	06/01/2025	08/31/2012	A	50,149
275,000	Mill Valley, CA COP (The Redwoods)	5.750	12/01/2020	08/31/2012	A	276,034
10,000	Milpitas, CA Improvement Bond Act 1915	5.700	09/02/2018	09/02/2012	A	10,314
1,000,000	Milpitas, CA Redevel. Agency[1]	5.250	09/01/2021	09/01/2013	A	1,042,320
500,000	Modesto, CA GOP (Golf Course)[1]	5.000	11/01/2023	11/01/2023		508,145
100,000	Modesto, CA Irrigation District	5.000	09/01/2012	09/01/2012		100,410
5,000	Monrovia, CA Redevel. Agency Public Parking Facilities	5.200	04/01/2013	08/31/2012	A	5,015
3,520,000	Monrovia, CA Redevel. Agency Tax Allocation (Central Redevel. Project Area No. 1)[1]	5.000	05/01/2021	08/31/2012	A	3,618,138
10,000	Montclair, CA Redevel. Agency Mobile Home Park (Augusta Homes Villa Del Arroyo)	6.100	11/15/2037	11/15/2012	A	10,361
25,000	Montclair, CA Redevel. Agency Mobile Home Park (Hacienda Mobile Home Park)	6.000	11/15/2029	11/15/2012	A	25,894
20,000	Montclair, CA Redevel. Agency Mobile Home Park (Villa Mobile Home Park)	6.100	06/15/2029	09/06/2012	A	20,108
2,000,000	Montclair, CA Redevel. Agency Tax Allocation[1]	5.300	10/01/2030	10/01/2012	A	2,006,220
415,000	Montebello, CA Community Redevel. Agency (Montebello Hills Redevel.)[1]	5.500	03/01/2014	09/01/2012	A	416,133
10,000	Montebello, CA Community Redevel. Agency (South Montebello)	5.500	09/01/2022	09/01/2012	A	10,003
175,000	Montebello, CA Community Redevel. Agency Tax Allocation[1]	5.000	03/01/2019	09/01/2012	A	175,254
730,000	Montebello, CA Community Redevel. Agency Tax Alloccation[1]	5.250	09/01/2024	09/01/2012	A	731,146
65,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)	5.600	03/01/2013	09/01/2012	A	65,446
65,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)	5.700	03/01/2015	09/01/2012	A	65,748
20,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)	5.700	03/01/2016	09/01/2012	A	20,275

46	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$40,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)[1]	5.750%	03/01/2017	09/01/2012	A	$40,642
355,000	Moreno Valley, CA Unified School District Community Facilities District No. 2005-5	5.500	09/01/2031	09/01/2012	A	365,916
430,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax No. 2003-2	5.950	09/01/2034	09/01/2012	A	430,568
400,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax No. 2004-6	5.000	09/01/2022	09/01/2012	A	412,312
300,000	Morgan Hill, CA COP (Water System)[1]	5.125	06/01/2021	12/01/2012	A	303,909
10,000	Murrieta, CA Community Facilities District Special Tax (Blackmore Ranch)	6.100	09/01/2034	09/01/2013	A	10,080
800,000	Murrieta, CA Community Facilities District Special Tax (Bluestone)	6.250	09/01/2025	09/01/2012	A	808,856
20,000	Murrieta, CA Community Facilities District Special Tax (Bluestone)	6.300	09/01/2031	09/01/2012	A	20,216
100,000	Murrieta, CA Community Facilities District Special Tax (Murrieta Springs)	5.500	09/01/2034	09/01/2012	A	100,011
45,000	Murrieta, CA Improvement Bond Act 1915	6.375	09/01/2031	09/01/2012	A	45,492
100,000	National City, CA Community Devel. Commission Tax Allocation (National City Redevel.)[1]	5.250	08/01/2019	08/01/2019		112,659
230,000	Needles, CA Public Utility Authority	6.650	02/01/2032	08/31/2012	A	230,087
90,000	Norco, CA Redevel Agency[1]	5.500	03/01/2030	03/01/2013	A	90,406
2,505,000	Northern CA Tobacco Securitization Authority (TASC)[1]	4.750	06/01/2023	07/31/2016	B	2,333,608
1,490,000	Northern, CA Inyo County Local Hospital District[1]	5.000	12/01/2015	06/24/2014	B	1,563,979
835,000	Northern, CA Inyo County Local Hospital District[1]	6.375	12/01/2025	12/01/2020	A	908,246
70,000	Norwalk, CA Community Facilities Financing[1]	5.250	02/01/2017	02/01/2013	A	71,658
160,000	Norwalk, CA Community Facilities Financing[1]	5.375	02/01/2029	02/01/2013	A	163,302
35,000	Novato, CA GO	5.000	08/01/2012	08/01/2012		35,000
225,000	Novato, CA GO1	5.250	08/01/2017	02/01/2013	A	230,123
70,000	Novato, CA GO1,3	5.300	08/01/2016	08/31/2012	A	70,295
30,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)	5.900	06/01/2014	12/01/2012	A	30,296
10,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)	6.000	06/01/2019	12/01/2012	A	10,053
50,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)	6.100	06/01/2027	12/01/2012	A	50,111

47	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$40,000	Oakland, CA Building Authority (Elihu M Harris)	5.000%	04/01/2015	08/31/2012	A	$40,095
25,000	Oakland, CA Building Authority (Elihu M Harris)[1]	5.000	04/01/2016	08/31/2012	A	25,056
360,000	Oakland, CA Joint Powers Financing Authority[1]	5.500	09/02/2024	09/02/2012	A	362,419
250,000	Oakland, CA Redevel. Agency[1]	5.500	09/01/2017	03/01/2013	A	254,978
200,000	Oakland, CA Redevel. Agency[1]	5.500	09/01/2019	03/01/2013	A	203,392
750,000	Oakland, CA Unified School District	5.000	08/01/2022	08/01/2022		830,085
2,000,000	Oakland, CA Unified School District[1]	5.000	08/01/2025	08/01/2015	A	2,077,340
360,000	Oakland, CA Unified School District[1]	5.000	08/01/2026	08/31/2012	A	360,864
160,000	Oakland, CA Unified School District[1]	5.250	08/01/2019	08/31/2012	A	160,542
100,000	Oakland, CA Unified School District[1]	5.250	08/01/2020	08/31/2012	A	100,320
300,000	Oakland, CA Unified School District	5.250	08/01/2022	08/31/2012	A	301,188
3,000,000	Oakland, CA Unified School District[1]	5.250	08/01/2024	08/31/2012	A	3,008,310
1,000,000	Oakland, CA Unified School District	6.125	08/01/2029	08/01/2019	A	1,143,380
25,000	Ontario, CA Improvement Bond Act 1915	6.800	09/02/2013	09/02/2012	A	25,092
2,000,000	Ontario, CA Improvement Bond Act 1915 Assessment District No. 108	7.500	09/02/2020	09/02/2012	A	2,011,760
25,000	Orange County, CA Community Facilities District[1]	5.250	08/15/2019	08/31/2012	A	25,051
50,000	Orange County, CA Devel. Agency (Neighborhood Devel.)[1]	5.000	09/01/2018	09/01/2012	A	50,078
100,000	Orange County, CA Devel. Agency (Neighborhood Devel.)[1]	5.000	09/01/2022	09/01/2012	A	100,100
15,000	Orange County, CA Improvement Bond Act 1915	5.500	09/02/2016	09/02/2012	A	15,041
10,000	Orange County, CA Improvement Bond Act 1915 (Irvine Coast Assessment)	5.375	09/02/2012	09/02/2012		10,039
20,000	Orange County, CA Improvement Bond Act 1915 (Irvine Coast Assessment)	5.850	09/02/2013	09/02/2012	A	20,080
975,000	Oxnard, CA Financing Authority[1]	5.000	06/01/2020	06/01/2013	A	1,004,923
50,000	Oxnard, CA Financing Authority[1]	5.300	06/01/2029	06/01/2021	A	56,595
845,000	Oxnard, CA Harbor District[1]	5.000	08/01/2020	08/01/2020		896,427
25,000	Oxnard, CA Improvement Bond Act 1915	5.625	09/02/2027	09/02/2012	A	25,005
10,000	Oxnard, CA Special Tax Community Facilities District No. 1	6.000	09/01/2027	09/01/2012	A	10,012
25,000	Pajaro Valley, CA Water Management Agency COP[1]	5.500	03/01/2016	08/31/2012	A	25,000
70,000	Pajaro Valley, CA Water Management Agency COP[1]	5.500	03/01/2018	09/01/2012	A	70,046

48	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$140,000	Pajaro Valley, CA Water Management Agency COP[1]	5.750%	03/01/2024	09/01/2012	A	$140,084
1,230,000	Palm Desert, CA Financing Authority[1]	5.000	08/01/2021	08/01/2013	A	1,255,793
500,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)	6.000	07/01/2018	04/26/2015	A	516,125
100,000	Palm Springs, CA Community Redevel. Agency Tax Allocation[1]	5.500	08/01/2021	08/31/2012	A	100,187
6,120,000	Palm Springs, CA Financing Authority (Downtown Revitalization)[1]	5.250	06/01/2027	06/01/2022	A	6,920,986
100,000	Palmdale, CA Civic Authority (Civic Center)[1]	5.600	07/01/2015	08/31/2012	A	100,235
125,000	Palmdale, CA Community Facilities District Special Tax	5.400	09/01/2035	09/01/2016	A	126,233
25,000	Palmdale, CA COP (Courthouse & City Hall)[1]	5.000	09/01/2019	09/01/2012	A	25,045
700,000	Palmdale, CA Elementary School District Special Tax Community Facilities District No. 90-1[1]	5.700	08/01/2018	08/31/2012	A	702,338
90,000	Palmdale, CA Water District COP[1]	5.000	10/01/2018	08/31/2012	A	90,162
100,000	Palomar Pomerado, CA Health System	5.375	11/01/2013	08/31/2012	A	100,194
30,000	Parlier, CA Redevel. Agency Tax Allocation[1]	5.000	08/01/2018	08/31/2012	A	30,046
275,000	Perris, CA Community Facilities District Special Tax	6.375	09/01/2032	09/01/2012	A	280,805
390,000	Perris, CA Public Financing Authority[1]	7.000	10/01/2033	10/01/2018	A	442,974
60,000	Perris, CA Public Financing Authority	5.750	09/01/2024	09/01/2014	A	62,787
150,000	Perris, CA Public Financing Authority	7.875	09/01/2025	09/01/2012	A	150,413
20,000	Perris, CA Public Financing Authority, Series A	6.125	09/01/2034	09/01/2014	A	20,836
1,035,000	Perris, CA Union High School District Financing Authority	5.375	09/01/2026	09/01/2012	A	1,066,568
1,415,000	Perris, CA Union High School District Financing Authority	5.500	09/01/2028	09/01/2012	A	1,458,186
10,000	Petaluma, CA Improvement Bond Act 1915	6.000	09/02/2020	09/02/2012	A	10,013
1,500,000	Pico Rivera, CA Public Financing Authority[1]	5.500	09/01/2031	09/01/2019	A	1,695,255
10,000	Pinole, CA Redevel. Agency Tax Allocation (Pinole Vista Redevel.)	5.200	08/01/2013	08/31/2012	A	10,039
500,000	Pittsburg, CA Redevel. Agency (Los Medanos Community Devel.)[1]	5.850	08/01/2018	02/01/2013	A	510,380
200,000	Pittsburgh, CA Redevel. Agency Tax Allocation (Los Medanos Community Devel.)[1]	5.000	08/01/2017	08/01/2013	A	207,170

49	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$4,550,000	Placentia, CA Redevel. Agency Tax Allocation	7.750%	02/01/2014	02/01/2013	A	$4,657,744
10,000	Pleasant Hill, CA Special Tax Downtown Community Facilities District No. 1	5.875	09/01/2025	09/01/2012	A	10,007
65,000	Pomona, CA Public Financing Authority[1]	5.125	02/01/2016	08/31/2012	A	65,114
400,000	Pomona, CA Public Financing Authority (Merfed Redevel.)[1]	5.250	02/01/2020	02/01/2013	A	406,816
50,000	Port of Oakland, CA1	5.000	11/01/2022	11/01/2012	A	50,399
30,000	Port of Oakland, CA1	5.250	11/01/2027	11/01/2012	A	30,221
60,000	Port of Oakland, CA1	5.375	11/01/2027	11/01/2012	A	60,460
4,050,000	Port of Oakland, CA1	5.375	11/01/2027	11/01/2012	A	4,082,036
110,000	Port Redwood City, CA GO1	5.400	06/01/2019	12/01/2012	A	110,398
2,420,000	Porterville, CA COP[1]	5.000	07/01/2030	07/01/2015	A	2,515,324
40,000	Poway, CA Public Financing Authority (Water Services)	5.500	11/01/2015	08/31/2012	A	40,101
100,000	Poway, CA Unified School District	7.125	09/15/2026	09/15/2012	A	103,294
100,000	Poway, CA Unified School District	7.125	09/15/2027	09/15/2012	A	103,288
200,000	Poway, CA Unified School District	7.250	09/15/2028	09/15/2012	A	206,590
100,000	Poway, CA Unified School District	7.375	09/15/2029	09/15/2012	A	103,302
270,000	Poway, CA Unified School District	7.500	09/15/2032	09/15/2012	A	278,891
30,000	Poway, CA Unified School District Special Tax Community Facilities District No. 10	5.750	09/01/2032	09/01/2012	A	30,022
10,000	Rancho Cucamonga, CA Public Finance Authority	6.000	09/02/2020	08/31/2012	A	10,012
4,165,000	Rancho Cucamonga, CA Redevel. Agency (Rancho Redevel.)[1]	5.375	09/01/2025	09/01/2012	A	4,168,082
20,000	Rancho Mirage, CA Improvement Bond Act 1915	5.500	09/02/2024	09/02/2012	A	20,000
30,000	Rancho Mirage, CA Improvement Bond Act 1915	5.750	09/02/2022	09/02/2012	A	30,022
25,000	Rancho Mirage, CA Redevel. Agency Tax Allocation	4.750	04/01/2014	08/31/2012	A	25,053
55,000	Redding, CA Improvement Bond Act 1915 (Tierra Oaks Assessment District 1993-1)	7.000	09/02/2013	09/02/2012	A	56,824
10,000	Redlands, CA Community Facilities District	5.850	09/01/2033	09/01/2014	A	10,111
50,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.000	09/01/2016	09/01/2012	A	51,565
25,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.050	09/01/2017	09/01/2012	A	25,779
65,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.125	09/01/2018	09/01/2012	A	67,010

50	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$100,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.200%	09/01/2019	09/01/2012	A	$103,075
100,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.250	09/01/2020	09/01/2012	A	103,055
50,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.250	09/01/2021	09/01/2016	A	51,252
110,000	Richmond, CA Joint Powers Financing Authority	5.000	09/01/2015	09/01/2012	A	110,241
600,000	Richmond, CA Joint Powers Financing Authority Tax Allocation[1]	5.250	09/01/2025	09/01/2013	A	607,650
175,000	Richmond, CA Redevel. Agency (Harbour Redevel.)[1]	5.500	07/01/2018	08/31/2012	A	175,637
80,000	River Islands, CA Public Financing Authority	6.000	09/01/2027	06/22/2024	B	62,446
100,000	River Islands, CA Public Financing Authority	6.150	09/01/2035	06/24/2032	B	74,833
50,000	Riverside County, CA Asset Leasing Corp. (Riverside County Hospital)[1]	5.000	06/01/2019	08/10/2012	A	50,560
130,000	Riverside County, CA Community Facilities District Special Tax	5.000	09/01/2012	09/01/2012		130,382
15,000	Riverside County, CA Community Facilities District Special Tax	6.000	09/01/2030	09/01/2014	A	15,028
150,000	Riverside County, CA Community Facilities District Special Tax No. 87-1	5.100	09/01/2013	09/01/2012	A	154,895
215,000	Riverside County, CA Community Facilities District Special Tax No. 87-1	5.150	09/01/2014	09/01/2012	A	221,955
385,000	Riverside County, CA Community Facilities District Special Tax No. 87-1	5.200	09/01/2015	09/01/2012	A	397,343
225,000	Riverside County, CA Community Facilities District Special Tax No. 87-1	5.250	09/01/2016	09/01/2012	A	232,166
210,000	Riverside County, CA Community Facilities District Special Tax No. 88-8	5.350	09/01/2012	09/01/2012		210,607
430,000	Riverside County, CA Community Facilities District Special Tax No. 88-8	5.400	09/01/2013	09/01/2013		444,474
450,000	Riverside County, CA Community Facilities District Special Tax No. 88-8	5.450	09/01/2014	09/01/2014		475,799
475,000	Riverside County, CA Community Facilities District Special Tax No. 88-8	5.500	09/01/2015	09/01/2015		510,003
240,000	Riverside County, CA Public Financing Authority	5.250	10/01/2017	08/31/2012	A	240,586
380,000	Riverside County, CA Public Financing Authority COP	5.750	05/15/2019	08/07/2016	B	204,809
305,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)[1]	5.750	10/01/2020	10/01/2020		338,492

51	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$50,000	Riverside, CA Improvement Bond Act 1915	8.250%	09/02/2016	09/02/2012	A	$50,232
315,000	Riverside, CA Improvement Bond Act 1915 (Riverside Auto Center Assessment District)	5.000	09/02/2023	09/02/2012	A	324,642
335,000	Riverside, CA Improvement Bond Act 1915 (Riverside Auto Center Assessment District)	5.000	09/02/2024	09/02/2012	A	345,231
200,000	Riverside, CA Improvement Bond Act 1915 (Riverwalk Business)	6.250	09/02/2029	09/02/2013	A	206,628
5,000	Riverside, CA Improvement Bond Act 1915 (Sycamore Canyon Assessment District)	8.500	09/02/2012	09/02/2012		5,031
100,000	Riverside, CA Public Financing Authority (University Corridor/Sycamore)[1]	5.000	08/01/2019	08/01/2017	A	106,543
50,000	Riverside, CA Special Tax Community Facilities District No. 90-1, Series A1	5.500	09/01/2015	09/01/2012	A	50,128
150,000	Riverside, CA Unified School District[1]	5.000	12/01/2026	12/01/2012	A	151,985
100,000	Riverside, CA Unified School District	5.350	09/01/2024	09/01/2012	A	101,864
90,000	Riverside, CA Unified School District	5.450	09/01/2025	09/01/2012	A	91,880
100,000	Riverside, CA Unified School District	5.500	09/01/2034	09/01/2012	A	101,012
80,000	Riverside, CA Unified School District	5.700	09/01/2034	09/01/2012	A	81,211
10,000	Riverside, CA Unified School District	6.000	09/01/2029	09/01/2012	A	10,011
25,000	Romoland, CA School District Special Tax	6.000	09/01/2033	09/01/2012	A	25,024
50,000	Romoland, CA School District Special Tax	6.375	09/01/2033	09/01/2012	A	50,064
50,000	Romoland, CA School District Special Tax	6.375	09/01/2033	09/01/2012	A	50,064
10,000	Roseville, CA Special Tax Community Facilities District No. 1 (Westpark)	4.300	09/01/2012	09/01/2012		10,022
310,000	Rowland, CA Unified School District[1]	5.250	08/01/2027	08/01/2013	A	322,902
795,000	Sacramento County, CA (Juvenile Courthouse) COP[1]	5.000	12/01/2021	12/01/2013	A	814,589
535,000	Sacramento County, CA (Juvenile Courthouse) COP[1]	5.000	12/01/2022	12/01/2013	A	547,182
430,000	Sacramento County, CA (Juvenile Courthouse) COP[1]	5.000	12/01/2023	12/01/2013	A	438,303
440,000	Sacramento County, CA COP[1]	5.375	02/01/2019	08/31/2012	A	440,634
2,975,000	Sacramento County, CA COP[1]	5.750	02/01/2030	02/01/2020	A	3,335,064
970,000	Sacramento County, CA Hsg. Authority (Cottage Estates Apartments)[1]	6.000	02/01/2033	09/01/2012	A	970,747
1,500,000	Sacramento County, CA Hsg. Authority (Verandas Apartments Senior Community)[1]	5.700	03/01/2034	09/01/2012	A	1,502,145

52	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$225,000	Sacramento, CA City Financing Authority[1]	5.000%		12/01/2024	12/01/2015	A	$232,385
320,000	Sacramento, CA City Financing Authority[1]	5.250		05/01/2015	08/31/2012	A	320,298
25,000	Sacramento, CA City Financing Authority (California EPA Building)	4.750		05/01/2017	08/31/2012	A	25,042
80,000	Sacramento, CA City Financing Authority (California EPA Building)[1]	5.000		05/01/2013	08/31/2012	A	80,066
25,000	Sacramento, CA City Financing Authority (California EPA Building)[1]	5.000		05/01/2014	08/31/2012	A	25,021
20,000	Sacramento, CA City Financing Authority (California EPA Building)[1]	5.250		05/01/2016	08/31/2012	A	20,019
500,000	Sacramento, CA City Financing Authority (California EPA Building)	5.250		05/01/2019	08/31/2012	A	500,280
1,000,000	Sacramento, CA City Financing Authority (North Natomas CFD No. 2)	6.250		09/01/2023	09/01/2012	A	1,004,980
10,000	Sacramento, CA Improvement Bond Act 1915 (Citywide Landscaping & Lighting)	5.500		09/02/2016	08/31/2012	A	10,032
10,000	Sacramento, CA Redevel. Agency (Merged Downtown Redevel.)[1]	5.250		11/01/2013	08/31/2012	A	10,040
1,470,000	Sacramento, CA Special Tax (North Natomas Community Facilities)	5.700		09/01/2023	09/01/2012	A	1,474,043
30,000	Sacramento, CA Special Tax (North Natomas Community Facilities)	6.300		09/01/2026	09/01/2012	A	30,043
300,000	Sacramento, CA Unified School District[1]	5.125		07/01/2029	07/01/2013	A	313,539
15,000	Sacramento, CA Unified School District COP[1]	5.000		03/01/2020	09/01/2012	A	15,050
50,000	Sacramento, CA Unified School District COP[1]	5.000		03/01/2021	09/01/2012	A	50,166
250,000	Sacramento, CA Unified School District COP	5.000		03/01/2026	09/01/2012	A	250,825
440,000	Saddleback Valley, CA Unified School District[1]	5.650		09/01/2017	09/01/2012	A	441,769
1,950,000	Salinas Valley, CA Solid Waste Authority[1]	5.250		08/01/2027	08/31/2012	A	1,953,894
180,000	Salinas Valley, CA Solid Waste Authority[1]	5.625		08/01/2015	08/31/2012	A	180,733
1,000,000	Salinas Valley, CA Solid Waste Authority[1]	5.625		08/01/2018	08/31/2012	A	1,003,400
100,000	Salinas, CA Improvement Bond Act 1915	5.450		09/02/2013	09/02/2013		102,956
50,000	Salinas, CA Improvement Bond Act 1915 (Bella Vista)	5.500		09/02/2013	09/02/2013		51,695
105,000	Salinas, CA Redevel. Agency Tax Allocation (Central City Revitalization)[1]	5.500		11/01/2023	08/31/2012	A	105,392
115,000	San Bernardino County, CA (Single Family Mtg.)	5.376	[2]	05/01/2031	08/31/2012	A	42,640
165,000	San Bernardino County, CA COP (Medical Center Financing)[1]	5.000		08/01/2026	08/31/2012	A	165,023

53	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$55,000	San Bernardino County, CA COP (Medical Center Financing)[1]	5.250%	08/01/2016	08/26/2012	A	$55,083
90,000	San Bernardino County, CA Hsg. Authority (Friendly Village Mobile Home Park Corp.)[1]	6.700	03/20/2043	03/20/2013	A	95,629
190,000	San Bernardino County, CA Redevel. Agency (San Sevaine Redevel.)[1]	5.000	09/01/2019	09/01/2015	A	194,568
30,000	San Bernardino, CA Joint Powers Financing	5.000	09/01/2013	09/01/2012	A	30,085
200,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2019	10/01/2019		219,520
120,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2023	10/01/2023		128,576
135,000	San Bernardino, CA Joint Powers Financing Authority (California Dept. of Transportation Lease)[1]	5.500	12/01/2020	08/31/2012	A	135,278
310,000	San Bernardino, CA Joint Powers Financing Authority (California Dept. of Transportation Lease)[1]	5.500	12/01/2020	08/31/2012	A	310,605
415,000	San Bernardino, CA Joint Powers Financing Authority (City Hall)	5.600	01/01/2015	08/31/2012	A	415,510
400,000	San Bernardino, CA Joint Powers Financing Authority (Police Station)[1]	5.500	09/01/2020	09/01/2020		399,720
290,000	San Bernardino, CA Joint Powers Financing Authority (Police Station)[1]	5.500	09/01/2024	03/27/2023	B	289,478
150,000	San Bernardino, CA Joint Powers Financing Authority (Tax Allocation)	6.625	04/01/2026	04/01/2013	A	152,757
685,000	San Bernardino, CA Mountains Community Hospital District COP	5.000	02/01/2017	03/08/2015	B	697,693
70,000	San Bernardino, CA Municipal Water Dept.[1]	5.000	02/01/2017	08/31/2012	A	70,107
30,000	San Bernardino, CA Redevel. Agency (Ramona Senior Complex)	7.875	07/01/2025	01/01/2013	A	30,038
2,250,000	San Diego County, CA (Developmental Services Foundation) COP[1]	5.500	09/01/2017	09/01/2012	A	2,258,573
5,000,000	San Diego County, CA COP (Developmental Service Foundation)[1]	5.500	09/01/2027	09/01/2012	A	5,019,000
100,000	San Diego, CA Foundation Auxiliary Organization (San Diego State University Foundation)[1]	5.000	03/01/2022	09/01/2012	A	100,103
155,000	San Diego, CA Mtg. (Mariners Cove)	5.800	09/01/2015	09/01/2012	A	155,533
8,830,000	San Diego, CA Public Facilities Financing Authority[1]	5.250	04/15/2029	04/15/2022	A	10,048,982
30,000	San Diego, CA Redevel. Agency[1]	6.000	11/01/2015	08/31/2012	A	30,129
10,000	San Diego, CA Redevel. Agency (Centre City Redevel.)[1]	5.900	09/01/2013	09/01/2012	A	10,029

54	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$150,000	San Diego, CA Redevel. Agency (Centre City)	5.250%	09/01/2021	09/01/2012	A	$152,081
325,000	San Diego, CA Redevel. Agency (Centre City)[1]	5.250	09/01/2026	09/01/2012	A	325,293
25,000	San Diego, CA Redevel. Agency (Centre City)[1]	5.350	09/01/2024	09/01/2012	A	25,021
25,000	San Diego, CA Redevel. Agency (Centre City)[1]	5.600	09/01/2024	09/01/2012	A	25,026
1,000,000	San Diego, CA Redevel. Agency (Centre City)[1]	6.400	09/01/2019	09/01/2012	A	1,002,010
105,000	San Diego, CA Redevel. Agency (Mt. Hope Redevel.)[1]	5.875	10/01/2019	08/31/2012	A	105,406
70,000	San Diego, CA Redevel. Agency (North Bay Redevel.)[1]	5.800	09/01/2022	09/01/2012	A	70,116
300,000	San Diego, CA Redevel. Agency (North Bay Redevel.)[1]	5.875	09/01/2030	09/01/2012	A	300,369
85,000	San Diego, CA Redevel. Agency (North Park Redevel.)[1]	5.600	09/01/2019	09/01/2012	A	85,212
710,000	San Diego, CA Redevel. Agency (North Park Redevel.)[1]	5.900	09/01/2025	09/01/2012	A	711,427
25,000	San Diego, CA Redevel. Agency Tax Allocation (North Park Redevel.)[1]	5.900	09/01/2030	09/01/2012	A	25,043
185,000	San Francisco, CA City & County Airports Commission[1]	5.250	01/01/2026	08/31/2012	A	185,196
10,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	5.000	01/01/2014	08/31/2012	A	10,026
285,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	5.125	01/01/2017	08/31/2012	A	285,650
1,500,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2019	08/31/2012	A	1,502,865
55,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2020	08/31/2012	A	55,097
40,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2021	08/31/2012	A	40,065
160,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2024	08/31/2012	A	160,206
50,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2027	08/31/2012	A	50,051

55	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$490,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	6.125%	01/01/2027	08/31/2012	A	$491,098
45,000	San Francisco, CA City & County Improvement Bond Act 1915	6.850	09/02/2026	09/02/2012	A	46,422
20,000	San Francisco, CA City & County Redevel. Financing Authority[1]	5.000	08/01/2019	08/31/2012	A	20,052
115,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[1]	6.000	08/01/2029	08/01/2019	A	129,332
25,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)	6.125	08/01/2031	02/01/2013	A	25,211
25,000	San Francisco, CA Community College District[1]	5.000	06/15/2017	08/31/2012	A	25,597
10,000	San Francisco, CA Community College District[1]	5.000	06/15/2019	08/31/2012	A	10,238
350,000	San Gorgonio, CA Memorial Health Care District[1]	5.000	08/01/2022	08/01/2013	A	358,463
1,395,000	San Gorgonio, CA Memorial Health Care District[1]	7.000	08/01/2024	08/01/2017	A	1,669,620
1,560,000	San Gorgonio, CA Memorial Health Care District[1]	7.000	08/01/2025	08/01/2017	A	1,860,191
50,000	San Jacinto, CA Financing Authority[1]	5.100	04/01/2023	08/31/2012	A	50,670
25,000	San Joaquin County, CA Community Facilities District Special Tax (Delta Farms)	6.125	09/01/2024	09/01/2012	A	25,759
2,190,000	San Joaquin County, CA COP General Hospital[1]	5.000	09/01/2020	09/01/2012	A	2,195,344
500,000	San Joaquin County, CA COP General Hospital	5.250	09/01/2013	09/01/2012	A	501,990
25,000	San Jose, CA (Libraries & Parks)[1]	5.100	09/01/2020	09/01/2012	A	25,097
25,000	San Jose, CA (Libraries & Parks)[1]	5.100	09/01/2022	09/01/2012	A	25,097
3,990,000	San Jose, CA Airport[1]	5.125	03/01/2020	03/01/2014	A	4,195,006
225,000	San Jose, CA Airport[1]	5.375	03/01/2016	09/01/2012	A	225,853
160,000	San Jose, CA Finance Authority (Civic Center)[1]	5.250	06/01/2015	08/31/2012	A	160,590
100,000	San Jose, CA Finance Authority (Civic Center)[1]	5.250	06/01/2020	08/31/2012	A	100,335
10,000	San Jose, CA Finance Authority (Convention Center)[1]	5.000	09/01/2015	09/01/2012	A	10,035
55,000	San Jose, CA Finance Authority (Convention Center)[1]	5.000	09/01/2016	09/01/2012	A	55,191
15,000	San Jose, CA Finance Authority (Convention Center)[1]	5.000	09/01/2017	09/01/2012	A	15,052

56	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$50,000	San Jose, CA Finance Authority (Convention Center)[1]	5.000%	09/01/2018	09/01/2012	A	$50,178
100,000	San Jose, CA Finance Authority (Convention Center)[1]	5.000	09/01/2019	09/01/2012	A	100,355
20,000	San Jose, CA Improvement Bond Act 1915	5.600	09/02/2016	09/02/2012	A	20,638
25,000	San Jose, CA Improvement Bond Act 1915	5.700	09/02/2018	09/02/2012	A	25,788
95,000	San Jose, CA Improvement Bond Act 1915	5.750	09/02/2019	09/02/2012	A	97,975
60,000	San Jose, CA Improvement Bond Act 1915	5.750	09/02/2020	09/02/2012	A	61,864
235,000	San Jose, CA Libraries & Parks[1]	5.000	09/01/2018	09/01/2012	A	235,912
255,000	San Jose, CA Multifamily Hsg. (Almaden Senior Hsg. Partners)[1]	5.350	07/15/2034	08/23/2016	A	279,386
25,000	San Jose, CA Multifamily Hsg. (El Parador Apartments)[1]	6.100	01/01/2031	01/01/2013	A	25,055
325,000	San Jose, CA Multifamily Hsg. (Sixth & Martha Family Apartments)[1]	5.875	03/01/2033	09/01/2012	A	325,439
350,000	San Jose, CA Redevel. Agency[1]	5.000	08/01/2017	08/01/2015	A	362,404
250,000	San Jose, CA Redevel. Agency[1]	5.000	08/01/2019	08/01/2015	A	255,865
20,000	San Jose, CA Redevel. Agency[1]	5.500	08/01/2014	08/31/2012	A	20,035
10,000	San Jose, CA Redevel. Agency[1]	5.500	08/01/2016	08/31/2012	A	10,015
80,000	San Jose, CA Redevel. Agency[1]	5.750	08/01/2017	01/06/2013	A	81,473
5,300,000	San Jose, CA Redevel. Agency[1]	5.850	08/01/2027	02/01/2013	A	5,358,671
200,000	San Jose, CA Redevel. Agency[1]	6.375	08/01/2021	08/01/2018	A	218,650
225,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.000	08/01/2022	08/01/2017	A	230,087
1,210,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.250	08/01/2019	08/01/2014	A	1,237,866
5,000	San Jose, CA Redevel. Agency Tax Allocation[1]	5.600	08/01/2019	08/31/2012	A	5,006
100,000	San Juan Capistrano, CA Public Financing Authority	4.800	12/01/2016	08/31/2012	A	100,238
225,000	San Leandro, CA COP[1]	5.100	12/01/2026	12/01/2012	A	226,145
35,000	San Marcos, CA Redevel. Agency Tax Allocation (Affordable Hsg.)[1]	5.650	10/01/2028	08/31/2012	A	35,051
100,000	Santa Ana, CA Community Redevel. Agency (South Main Street)[1]	5.000	09/01/2015	09/01/2013	A	102,847
100,000	Santa Ana, CA Unified School District[1]	5.375	08/01/2027	08/31/2012	A	100,365
1,715,000	Santa Clara County, CA Hsg. Authority (John Burns Gardens Apartments)[1]	5.850	08/01/2031	02/01/2013	A	1,723,558
80,000	Santa Clara County, CA Hsg. Authority (Rivertown Apartments)[1]	5.700	08/01/2021	02/01/2013	A	80,603

57	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$85,000	Santa Clara, CA Redevel. Agency (Bayshore North)[1]	5.500%	06/01/2013	12/01/2012	A	$86,243
300,000	Santa Clara, CA Redevel. Agency (Bayshore North)[1]	5.500	06/01/2014	12/01/2012	A	304,386
175,000	Santa Clara, CA Redevel. Agency (Bayshore North)[1]	5.500	06/01/2023	12/01/2012	A	177,559
175,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)[1]	5.000	06/01/2015	12/01/2012	A	177,727
100,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)[1]	5.250	06/01/2018	12/01/2012	A	101,379
995,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)[1]	5.250	06/01/2019	12/01/2012	A	1,008,721
2,000,000	Santa Cruz County, CA Redevel. Agency (Live Oak/Soquel Community)[1]	5.000	09/01/2023	09/01/2013	A	2,065,220
85,000	Santa Fe Springs, CA Community Devel. Commission Tax Allocation[1]	5.375	09/01/2018	09/01/2012	A	85,159
800,000	Santa Fe Springs, CA Community Devel. Commission Tax Allocation[1]	5.375	09/01/2021	09/01/2012	A	801,144
345,000	Santa Maria Bonita, CA School District[1]	5.125	03/01/2016	09/01/2012	A	345,983
25,000	Santa Nella County, CA Water District	6.250	09/02/2028	02/05/2022	B	20,404
20,000	Santa Rosa, CA Improvement Bond Act 1915 (Nielson Ranch)	6.700	09/02/2022	09/02/2012	A	20,231
70,000	Saugus, CA Union School District Special Tax	6.250	09/01/2028	09/01/2012	A	72,170
90,000	Saugus, CA Union School District Special Tax	6.375	09/01/2029	09/01/2012	A	92,790
50,000	Saugus/Hart, CA School Facilities Financing Authority	6.100	09/01/2032	09/01/2012	A	50,076
1,995,000	Saugus/Hart, CA School Facilities Financing Authority	6.125	09/01/2033	09/01/2012	A	1,997,993
1,390,000	Selma, CA Redevel. Agency	5.750	09/01/2024	09/01/2016	A	1,418,245
15,000	Sequoia, CA Hospital District	5.375	08/15/2023	08/31/2012	A	16,243
110,000	Shafter, CA Community Devel. Agency Tax Allocation	5.000	11/01/2013	11/01/2013		113,209
100,000	Shafter, CA Community Devel. Agency Tax Allocation	5.250	11/01/2017	11/01/2016	A	105,515
100,000	Shafter, CA Community Devel. Agency Tax Allocation	5.300	11/01/2018	11/01/2016	A	104,052
100,000	Shafter, CA Community Devel. Agency Tax Allocation	5.350	11/01/2019	11/01/2016	A	103,513
100,000	Shafter, CA Community Devel. Agency Tax Allocation	5.375	11/01/2020	11/01/2016	A	102,565
400,000	Sierra View, CA Local Health Care District[1]	5.250	07/01/2024	07/01/2017	A	421,648

58	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$40,000	Signal Hill CA Redevel. Agency[1]	5.250%	10/01/2024	10/01/2019	A	$42,932
65,000	South Orange County, CA Public Financing Authority	5.375	08/15/2013	08/31/2012	A	65,265
30,000	South Orange County, CA Public Financing Authority[1]	5.800	09/02/2018	09/02/2012	A	30,123
250,000	South Orange County, CA Public Financing Authority (Ladera Ranch)[1]	5.000	08/15/2024	08/15/2015	A	257,950
925,000	Southern CA Public Power Authority	5.000	11/01/2018	11/01/2018		1,020,469
25,000	Southern CA Public Power Authority[1]	5.500	07/01/2020	08/31/2012	A	25,099
10,000	Southern CA Public Power Authority[1]	5.750	07/01/2021	08/31/2012	A	10,041
375,000	Southern CA Public Power Authority (Hydroelectric Power)[1]	5.250	10/01/2012	08/31/2012	A	376,530
7,595,000	Southern CA Tobacco Securitization Authority[1]	4.750	06/01/2025	06/01/2014	A	7,597,734
200,000	Stockton, CA COP (Wastewater System)[1]	5.125	09/01/2016	09/01/2012	A	200,306
25,000	Stockton, CA Improvement Bond Act 1915	5.800	09/02/2020	09/02/2012	A	25,032
250,000	Stockton, CA Unified School District (Election 2005)[1]	5.000	09/01/2019	09/01/2015	A	263,693
50,000	Stockton, CA Unified School District (Election 2008)[1]	5.000	08/01/2023	08/01/2016	A	53,214
25,000	Sunnyvale, CA COP (Parking Facility)[1]	5.000	10/01/2017	08/31/2012	A	25,096
5,000	Susanville, CA Public Financing Authority	7.750	09/01/2017	09/01/2012	A	5,023
85,000	Taft, CA Public Financing Authority (Community Correctional Facility)[1]	6.050	01/01/2017	08/31/2012	A	85,286
825,000	Tejon Ranch, CA Public Facilities Finance Authority Special Tax	5.250	09/01/2028	09/01/2022	A	881,579
30,000	Temecula Valley, CA Unified School District Community Facilities District No. 02-1	6.125	09/01/2033	09/01/2012	A	30,747
1,485,000	Torrance, CA Hospital (Torrance Memorial Medical Center)	6.000	06/01/2022	08/31/2012	A	1,490,524
100,000	Torrance, CA Redevel. Agency[1]	5.500	09/01/2028	09/01/2012	A	100,036
20,000	Torrance, CA Redevel. Agency (Downtown Redevel.)[1]	5.550	09/01/2018	09/01/2012	A	20,032
175,000	Tracy, CA Area Public Facilities Financing Agency[1]	5.875	10/01/2013	10/01/2012	A	176,143
1,430,000	Tracy, CA Area Public Facilities Financing Agency[1]	5.875	10/01/2019	10/01/2012	A	1,435,606
50,000	Tracy, CA Community Facilities District	6.300	09/01/2026	09/01/2012	A	50,065
25,000	Tracy, CA Community Facilities District (205 Parcel Glen)	6.250	09/01/2032	09/02/2012	A	25,621

59	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$75,000	Tracy, CA Operating Partnership Joint Powers Authority	6.100%	09/02/2021	03/02/2013	A	$75,844
30,000	Truckee-Donner, CA Public Utility District Special Tax	5.800	09/01/2035	05/26/2033	B	25,936
75,000	Truckee-Donner, CA Public Utility District Special Tax	6.000	09/01/2028	09/01/2012	A	75,809
20,000	Truckee-Donner, CA Public Utility District Special Tax	6.100	09/01/2033	09/01/2013	A	20,190
750,000	Turlock, CA Health Facility (Emanuel Medical Center) COP[1]	5.000	10/15/2017	10/27/2016	B	819,945
125,000	Turlock, CA Public Financing Authority[1]	5.250	09/01/2015	09/01/2012	A	125,321
250,000	Ukiah, CA Redevel. Agency (Ukiah Redevel.)[1]	6.500	12/01/2028	06/01/2021	A	286,055
25,000	Union City, CA Community Redevel. Agency[1]	5.000	10/01/2027	10/01/2012	A	25,030
850,000	University of California (UCLA Health System)	5.250	05/15/2030	08/31/2012	A	881,008
20,000	University of California (UCLA Medical Center)	5.500	05/15/2014	08/31/2012	A	20,264
2,210,000	Upland, CA Community Facilities District Special Tax (Colonies at San Antonio)	5.900	09/01/2024	09/01/2012	A	2,235,194
20,000	Vacaville, CA Improvement Bond Act 1915 (East Monte Vista Avenue)	5.850	09/02/2016	09/02/2012	A	20,236
10,000	Vacaville, CA Improvement Bond Act 1915 (Green Tree Reassessment District)	6.300	09/02/2013	09/02/2012	A	10,234
195,000	Vacaville, CA Public Financing Authority[1]	5.400	09/01/2022	09/01/2012	A	195,324
25,000	Vacaville, CA Public Financing Authority (Vacaville Community Redevel.)[1]	5.000	09/01/2023	09/01/2012	A	25,037
150,000	Vacaville, CA Public Financing Authority (Vacaville Community Redevel.)[1]	5.400	09/01/2014	09/01/2012	A	150,393
50,000	Vacaville, CA Public Financing Authority (Vacaville Community Redevel.)[1]	5.750	09/01/2021	09/01/2012	A	50,087
20,000	Vacaville, CA Public Financing Authority (Vacaville Community Redevel.)[1]	5.750	09/01/2024	09/01/2012	A	20,029
25,000	Vacaville, CA Public Financing Authority (Vacaville Redevel.)[1]	5.000	09/01/2024	09/01/2012	A	25,034
200,000	Vacaville, CA Redevel. Agency (Vacaville Community Hsg.)[1]	6.000	11/01/2024	08/31/2012	A	200,372
275,000	Val Verde, CA Unified School District	6.125	09/01/2034	09/01/2013	A	277,258
100,000	Vallejo City, CA Unified School District Special Tax Community Facilities District No. 2[1]	5.000	09/01/2026	09/01/2012	A	100,130
25,000	Vallejo, CA Public Financing Authority, Series A	7.500	09/01/2020	09/01/2012	A	25,053

60	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$40,000	Vallejo, CA Quadrant Improvement District No. 001	6.000%	09/01/2017	09/01/2013	A	$41,640
30,000	Vallejo, CA Quadrant Improvement District No. 001	6.000	09/01/2026	09/01/2015	A	30,419
40,000	Vallejo, CA Quadrant Improvement District No. 001	6.125	09/01/2034	09/01/2015	A	40,181
25,000	Valley Center-Pauma, CA Unified School District (Woods Valley Ranch)	5.500	09/01/2019	09/01/2013	A	25,335
10,000	Valley Center-Pauma, CA Unified School District (Woods Valley Ranch)	6.000	09/01/2025	09/01/2013	A	10,105
20,000	Valley Center-Pauma, CA Unified School District (Woods Valley Ranch)	6.000	09/01/2028	09/01/2013	A	20,107
1,825,000	Ventura County, CA Area Hsg. Authority (Mira Vista Senior Apartments)	5.000	12/01/2022	06/15/2019	B	1,788,701
270,000	Ventura County, CA Area Hsg. Authority (Mira Vista Senior Apartments)	5.050	12/01/2026	03/28/2025	B	259,905
535,000	Vernon, CA Electric System[1]	5.125	08/01/2021	08/01/2019	A	603,421
145,000	Victor, CA Elementary School District	5.600	09/01/2034	09/01/2014	A	145,354
75,000	Vista, CA Community Devel. Commission (Vista Redevel.)[1]	5.750	09/01/2026	09/01/2012	A	75,093
80,000	Vista, CA Joint Powers Financing Authority[1]	6.100	10/01/2021	10/01/2012	A	80,322
5,000	Vista, CA Joint Powers Financing Authority[1]	6.250	12/01/2019	12/01/2012	A	5,055
200,000	Walnut, CA Public Financing Authority[1]	5.000	09/01/2017	09/01/2012	A	200,596
2,075,000	Walnut, CA Public Financing Authority[1]	5.375	09/01/2020	09/01/2012	A	2,080,706
805,000	Walnut, CA Public Financing Authority[1]	5.375	09/01/2022	09/01/2012	A	806,819
15,000	Wasco, CA Improvement Bond Act 1915	8.750	09/02/2013	09/02/2012	A	15,530
100,000	Wasco, CA Public Financing Authority[1]	5.375	09/01/2021	09/01/2012	A	100,250
15,000	Wasco, CA Public Financing Authority	7.350	09/15/2015	08/31/2012	A	15,051
10,000	Wasco, CA Public Financing Authority	7.500	09/15/2023	08/31/2012	A	10,020
1,000,000	Washington Township, CA Health Care District[1]	5.000	07/01/2018	08/31/2012	A	1,002,000
550,000	Washington Township, CA Health Care District[1]	5.250	07/01/2029	08/31/2012	A	551,221
100,000	West Covina, CA Redevel. Agency Tax Allocation (Executive Lodge Apartments)[1]	5.100	09/01/2014	09/01/2012	A	100,202
20,000	West Patterson, CA Financing Authority Special Tax	5.850	09/01/2028	09/01/2015	A	20,038
10,000	West Patterson, CA Financing Authority Special Tax	6.000	09/01/2019	09/01/2015	A	10,369
15,000	West Patterson, CA Financing Authority Special Tax	6.000	09/01/2039	05/18/2035	B	14,531

61	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$165,000	West Patterson, CA Financing Authority Special Tax	6.600%	09/01/2033	09/01/2012	A	$165,048
25,000	West Patterson, CA Financing Authority Special Tax	6.700	09/01/2032	09/01/2012	A	25,011
5,000	West Patterson, CA Financing Authority Special Tax	6.750	09/01/2035	09/01/2012	A	5,002
95,000	West Patterson, CA Financing Authority Special Tax	6.750	09/01/2036	09/01/2012	A	95,029
10,000	West Patterson, CA Financing Authority Special Tax Community Facilities District	5.600	09/01/2019	09/01/2015	A	10,243
60,000	West Sacramento, CA Financing Authority Special Tax	6.100	09/01/2029	09/01/2012	A	60,054
5,000	West Sacramento, CA Improvement Bond Act 1915	8.500	09/02/2017	09/02/2012	A	5,160
450,000	West Sacramento, CA Special Tax Community Facilities District No. 12	5.750	09/01/2029	09/01/2012	A	450,162
50,000	West Sacramento, CA Special Tax Community Facilities District No. 14	6.125	09/01/2021	09/01/2012	A	50,234
10,000	West Sacramento, CA Special Tax Community Facilities District No. 17	5.875	09/01/2033	09/01/2012	A	10,045
50,000	West Sacramento, CA Special Tax Community Facilities District No. 8 (Southport)	6.500	09/01/2031	09/01/2012	A	50,056
25,000	Western CA Municipal Water Districts	7.125	09/02/2014	09/02/2012	A	25,843
250,000	Westlands, CA Water District COP[1]	5.250	09/01/2016	09/01/2012	A	253,358
55,000	Yolo County, CA Hsg. Authority (Russell Park Apartments)	7.000	11/01/2014	08/31/2012	A	55,247
10,000	Yorba Linda, CA Redevel. Agency Tax Allocation[1]	5.250	09/01/2013	09/01/2012	A	10,025
70,000	Yorba Linda, CA Redevel. Agency Tax Allocation[1]	5.250	09/01/2023	09/01/2012	A	70,034
						461,873,892
U.S. Possessions—9.3%
3,300,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.500	07/01/2028	07/01/2022	A	3,612,675
50,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375	05/15/2033	11/15/2012	A	49,999
100,000	Puerto Rico Commonwealth GO1	5.375	07/01/2030	07/01/2021	A	107,238
560,000	Puerto Rico Commonwealth GO1	5.625	07/01/2031	07/01/2014	A	581,067
5,890,000	Puerto Rico Commonwealth GO1	5.750	07/01/2028	07/01/2022	A	6,565,819
370,000	Puerto Rico Commonwealth GO1	6.000	07/01/2027	07/01/2018	A	417,667
2,000,000	Puerto Rico Commonwealth GO1	6.000	07/01/2029	07/01/2016	A	2,212,700
3,000,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250	07/01/2028	07/01/2020	A	3,251,160

62	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
U.S. Possessions Continued
$3,000,000	Puerto Rico Electric Power Authority, Series ZZ1	5.250%	07/01/2026	07/01/2020	A	$3,287,400
750,000	Puerto Rico Highway & Transportation Authority[1]	5.750	07/01/2020	07/01/2013	A	783,765
120,000	Puerto Rico IMEPCF (American Home Products)[1]	5.100	12/01/2018	08/31/2012	A	120,475
1,000,000	Puerto Rico Infrastructure[1]	6.000	12/15/2026	12/15/2021	A	1,173,520
1,000,000	Puerto Rico Infrastructure Financing Authority[1]	5.250	12/15/2026	12/15/2021	A	1,076,350
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000	04/01/2019	04/01/2019		107,920
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000	04/01/2021	04/01/2021		106,354
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000	04/01/2022	04/01/2022		105,808
4,400,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625	06/01/2026	08/31/2012	A	4,417,688
50,000	Puerto Rico ITEMECF (International American University)[3]	5.000	10/01/2021	10/01/2021		56,603
520,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2013	01/01/2013	A	527,857
500,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2019	01/01/2013	A	507,205
135,000	Puerto Rico Municipal Finance Agency, Series A1	5.500	07/01/2017	08/31/2012	A	135,393
25,000	Puerto Rico Municipal Finance Agency, Series A	5.750	08/01/2012	08/01/2012		25,000
1,000,000	Puerto Rico Public Buildings Authority[1]	5.375	07/01/2033	08/31/2012	A	1,001,430
925,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2021	07/01/2014	A	1,013,911
2,600,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2025	06/01/2014	A	2,816,814
1,500,000	Puerto Rico Public Finance Corp., Series B1	5.500	08/01/2031	08/01/2021	A	1,643,130
600,000	Puerto Rico Public Finance Corp., Series B1	6.000	08/01/2024	08/01/2021	A	708,750
1,400,000	Puerto Rico Public Finance Corp., Series B1	6.000	08/01/2025	08/01/2021	A	1,640,142
1,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.000	08/01/2024	08/01/2019	A	1,150,970
65,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.125	08/01/2029	02/01/2014	A	70,743
2,435,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.125	08/01/2029	02/01/2014	A	2,604,135
3,300,000	Puerto Rico Sales Tax Financing Corp., Series B1	6.000	08/01/2026	08/01/2021	A	3,830,475
275,000	University of Puerto Rico, Series P1	5.000	06/01/2024	06/01/2016	A	284,947
250,000	University of Puerto Rico, Series Q1	5.000	06/01/2021	06/01/2016	A	262,380
300,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2023	10/01/2016	A	324,216
160,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2025	10/01/2016	A	171,822

63	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
U.S. Possessions Continued
$125,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000%	10/01/2026	10/01/2016	A	$133,766
250,000	V.I. Public Finance Authority, Series A1	5.250	10/01/2024	10/01/2014	A	263,833
						47,151,127
Total Investments, at Value (Cost $500,278,772)—101.0%						509,025,019
Liabilities in Excess of Other Assets—(1.0)						(5,251,715)

Net Assets—100.0%						$503,773,304

Footnotes to Statement of Investments

*Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

  A. Optional call date; corresponds to the most conservative yield calculation.

  B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

1. All or a portion of the security position has been segregated for collateral to cover borrowings. See Note 6 of the accompanying Notes.

2. Zero coupon bond reflects effective yield on the date of purchase.

3. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after July 31, 2012. See Note 1 of the accompanying Notes.

4. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See Note 1 of the accompanying Notes.

5. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 1 of the accompanying Notes.

To simplify the listings of securities, abbreviations are used per the table below:

ABAG	Association of Bay Area Governments
CDA	Communities Devel. Authority
CFD	Community Facilities District
CHC	Children’s Health Care
CHCW	Catholic Healthcare West
CHF	City Hospital Foundation
COP	Certificates of Participation
CVHP	Citrus Valley Health Partners
CVMC	Citrus Valley Medical Center
FF	Feedback Foundation
FH	Foothill Hospital
GCCCD	Grossmont-Cuyamaca Community College District
GO	General Obligation
HFA	Housing Finance Agency
IMEPCF	Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities

M-S-R	Modesto Irrigation District of the City of Santa Clara and the City of Redding
OCTC	Olive Crest Treatment Centers
OW	O’Connor Woods
OWHC	O’Connor Woods Housing Corporation
PCCD	Palomar Community College District
ROLs	Residual Option Lougs
SCADP	Southern California Alcohol & Drug Programs
SJRHC	St. Joseph’s Regional Housing Corporation
STTJCCD	Shasta-Tehama-Trinity Joint Community College District
TASC	Tobacco Settlement Asset-Backed Bonds
UCI	University of California Irvine
UCLA	University of California at Los Angeles
V.I.	United States Virgin Islands

See accompanying Notes to Financial Statements.

64	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES    July 31, 2012

Assets
Investments, at value (cost $500,278,772)—see accompanying statement of investments	$509,025,019
Cash	710,779
Receivables and other assets:
Interest	8,519,448
Investments sold	5,214,913
Shares of beneficial interest sold	3,150,759
Other	58,900
Total assets	526,679,818
Liabilities
Payables and other liabilities:
Payable on borrowings (See Note 6)	10,900,000
Payable for short-term floating rate notes issued (See Note 1)	6,665,000
Investments purchased (including $2,783,811 purchased on a when-issued or delayed delivery basis)	4,434,297
Shares of beneficial interest redeemed	380,714
Dividends	336,629
Distribution and service plan fees	82,267
Trustees’ compensation	30,425
Shareholder communications	17,181
Transfer and shareholder servicing agent fees	12,817
Interest expense on borrowings	1,715
Other	45,469
Total liabilities	22,906,514
Net Assets	$503,773,304
Composition of Net Assets
Par value of shares of beneficial interest	$147,117
Additional paid-in capital	516,956,425
Accumulated net investment income	717,296
Accumulated net realized loss on investments	(22,793,781)
Net unrealized appreciation on investments	8,746,247
Net Assets	$503,773,304

65	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES    Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $289,266,368 and 84,435,690 shares of beneficial interest outstanding)	$3.43
Maximum offering price per share (net asset value plus sales charge of 2.25% of offering price)	$3.51
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,628,821 and 463,330 shares of beneficial interest outstanding)	$3.52
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $118,105,078 and 34,600,410 shares of beneficial interest outstanding)	$3.41
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $94,773,037 and 27,617,814 shares of beneficial interest outstanding)	$3.43

See accompanying Notes to Financial Statements.

66	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF OPERATIONS    For the Year Ended July 31, 2012

Investment Income
Interest	$19,451,678
Other income	67
Total investment income	19,451,745
Expenses
Management fees	1,670,067
Distribution and service plan fees:
Class A	565,062
Class B	16,668
Class C	920,903
Transfer and shareholder servicing agent fees:
Class A	64,877
Class B	2,766
Class C	43,939
Class Y	21,137
Shareholder communications:
Class A	20,552
Class B	1,005
Class C	14,616
Class Y	5,124
Borrowing fees	264,477
Interest expense and fees on short-term floating rate notes issued (See Note 1)	62,847
Interest expense on borrowings	11,738
Trustees’ compensation	6,749
Custodian fees and expenses	1,933
Administration service fees	1,500
Other	63,681
Total expenses	3,759,641
Net Investment Income	15,692,104
Realized and Unrealized Gain (Loss)
Net realized loss on investments	(513,906)
Net change in unrealized appreciation/depreciation on investments	13,279,966
Net Increase in Net Assets Resulting from Operations	$28,458,164

See accompanying Notes to Financial Statements.

67	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31, 2012	Year Ended July 29, 2011[1]
Operations
Net investment income	$15,692,104	$13,075,499
Net realized loss	(513,906)	(5,910,066)
Net change in unrealized appreciation/depreciation	13,279,966	2,027,703
Net increase in net assets resulting from operations	28,458,164	9,193,136
Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(10,849,367)	(9,586,279)
Class B	(62,717)	(65,399)
Class C	(3,704,223)	(3,039,436)
Class Y	(2,624,396)	(182,069)
	(17,240,703)	(12,873,183)
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	84,126,395	12,637,380
Class B	38,035	(305,993)
Class C	40,744,174	5,117,953
Class Y	79,992,354	12,789,992
	204,900,958	30,239,332
Net Assets
Total increase	216,118,419	26,559,285
Beginning of period	287,654,885	261,095,600
End of period (including accumulated net investment income of $717,296 and $2,183,899, respectively)	$503,773,304	$287,654,885

1. July 29, 2011 represents the last business day of the Fund’s 2011 fiscal year. See Note 1 of the accompanying Notes.

See accompanying Notes to Financial Statements.

68	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF CASH FLOWS    For the Year Ended July 31, 2012

Cash Flows from Operating Activities
Net increase in net assets from operations	$28,458,164
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(168,750,762)
Proceeds from disposition of investment securities	42,410,002
Short-term investment securities, net	(75,509,562)
Premium amortization	1,995,509
Discount accretion	(412,389)
Net realized loss on investments	513,906
Net change in unrealized appreciation/depreciation on investments	(13,279,966)
Change in assets:
Decrease in other assets	29,054
Increase in receivable for securities sold	(470,919)
Increase in interest receivable	(3,306,113)
Change in liabilities:
Increase in payable for securities purchased	3,776,163
Increase in other liabilities	34,616
Net cash used in operating activities	(184,512,297)
Cash Flows from Financing Activities
Proceeds from borrowings	193,900,000
Payments on borrowings	(193,800,000)
Proceeds from shares sold	311,069,989
Payments on shares redeemed	(121,233,967)
Cash distributions paid	(5,264,610)
Net cash provided by financing activities	184,671,412
Net increase in cash	159,115
Cash, beginning balance	551,664
Cash, ending balance	$710,779

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $11,762,280.

Cash paid for interest on borrowings—$10,857.

Cash paid for interest on short-term floating rate notes issued—$62,847.

See accompanying Notes to Financial Statements.

69	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

	Year Ended July 31,	Year Ended July 29,	Year Ended July 30,	Year Ended July 31,
Class A	2012	2011[1]	2010[1]	2009	2008

Per Share Operating Data
Net asset value, beginning of period	$3.33	$3.36	$3.20	$3.34	$3.55
Income (loss) from investment operations:
Net investment income[2]	.15	.16	.17	.16	.15
Net realized and unrealized gain (loss)	.11	(.03)	.15	(.15)	(.22)
Total from investment operations	.26	.13	.32	.01	(.07)
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.16)	(.16)	(.16)	(.15)	(.14)
Net asset value, end of period	$3.43	$3.33	$3.36	$3.20	$3.34
Total Return, at Net Asset Value[3]	8.09%	4.07%	10.02%	0.51%	(1.85)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$289,266	$198,431	$188,647	$154,287	$228,159
Average net assets (in thousands)	$225,504	$197,240	$170,296	$180,705	$229,325
Ratios to average net assets:[4]
Net investment income	4.41%	4.94%	4.96%	5.10%	4.36%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.76%	0.77%	0.81%	0.80%	0.79%
Interest and fees from borrowings	0.07%	0.12%	0.27%	0.63%	0.10%
Interest and fees on short-term floating rate notes issued[5]	0.02%	0.05%	0.05%	0.03%	0.15%
Total expenses	0.85%	0.94%	1.13%	1.46%	1.04%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.85%	0.94%	1.13%	1.46%	1.03%
Portfolio turnover rate	20%	32%	42%	31%	41%

1. July 29, 2011 and July 30, 2010 represent the last business days of the Fund’s respective reporting periods. See Note 1 of the accompanying Notes.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

See accompanying Notes to Financial Statements.

70	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

	Year Ended July 31,	Year Ended July 29,	Year Ended July 30,	Year Ended July 31,
Class B	2012	2011[1]	2010[1]	2009	2008

Per Share Operating Data
Net asset value, beginning of period	$3.41	$3.44	$3.27	$3.41	$3.62
Income (loss) from investment operations:
Net investment income[2]	.12	.14	.14	.13	.12
Net realized and unrealized gain (loss)	.12	(.04)	.15	(.15)	(.22)
Total from investment operations	.24	.10	.29	(.02)	(.10)
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.13)	(.13)	(.12)	(.12)	(.11)
Net asset value, end of period	$3.52	$3.41	$3.44	$3.27	$3.41
Total Return, at Net Asset Value[3]	7.18%	2.98%	9.07%	(0.50)%	(2.69)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,629	$1,539	$1,870	$1,977	$2,028
Average net assets (in thousands)	$1,657	$1,720	$1,973	$1,951	$2,068
Ratios to average net assets:[4]
Net investment income	3.51%	3.99%	4.03%	4.14%	3.46%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.71%	1.72%	1.76%	1.82%	1.67%
Interest and fees from borrowings	0.07%	0.12%	0.27%	0.63%	0.10%
Interest and fees on short-term floating rate notes issued[5]	0.02%	0.05%	0.05%	0.03%	0.15%
Total expenses	1.80%	1.89%	2.08%	2.48%	1.92%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.80%	1.89%	2.08%	2.48%	1.91%
Portfolio turnover rate	20%	32%	42%	31%	41%

1. July 29, 2011 and July 30, 2010 represent the last business days of the Fund’s respective reporting periods. See Note 1 of the accompanying Notes.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

See accompanying Notes to Financial Statements.

71	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS    Continued

	Year Ended July 31,	Year Ended July 29,	Year Ended July 30,	Year Ended July 31,
Class C	2012	2011[1]	2010[1]	2009	2008

Per Share Operating Data
Net asset value, beginning of period	$3.31	$3.35	$3.19	$3.33	$3.54
Income (loss) from investment operations:
Net investment income[2]	.12	.14	.14	.13	.12
Net realized and unrealized gain (loss)	.12	(.04)	.15	(.15)	(.21)
Total from investment operations	.24	.10	.29	(.02)	(.09)
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.14)	(.14)	(.13)	(.12)	(.12)
Net asset value, end of period	$3.41	$3.31	$3.35	$3.19	$3.33
Total Return, at Net Asset Value[3]	7.30%	2.96%	9.19%	(0.29)%	(2.59)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$118,105	$74,654	$70,579	$60,411	$77,530
Average net assets (in thousands)	$91,711	$74,225	$65,423	$66,544	$71,291
Ratios to average net assets:[4]
Net investment income	3.61%	4.15%	4.17%	4.31%	3.58%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.54%	1.56%	1.60%	1.60%	1.57%
Interest and fees from borrowings	0.07%	0.12%	0.27%	0.63%	0.10%
Interest and fees on short-term floating rate notes issued[5]	0.02%	0.05%	0.05%	0.03%	0.15%
Total expenses	1.63%	1.73%	1.92%	2.26%	1.82%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.63%	1.73%	1.92%	2.26%	1.81%
Portfolio turnover rate	20%	32%	42%	31%	41%

1. July 29, 2011 and July 30, 2010 represent the last business days of the Fund’s respective reporting periods. See Note 1 of the accompanying Notes.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

See accompanying Notes to Financial Statements.

72	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

	Year Ended July 31,	Period Ended July 29,
Class Y	2012	2011[1]

Per Share Operating Data
Net asset value, beginning of period	$3.33	$3.34
Income (loss) from investment operations:
Net investment income[2]	.15	.11
Net realized and unrealized gain (loss)	.12	(.01)
Total from investment operations	.27	.10
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.17)	(.11)
Net asset value, end of period	$3.43	$3.33
Total Return, at Net Asset Value[3]	8.33%	3.20%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$94,773	$13,031
Average net assets (in thousands)	$53,265	$5,548
Ratios to average net assets:[4]
Net investment income	4.48%	5.05%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.51%	0.58%
Interest and fees from borrowings	0.07%	0.10%
Interest and fees on short-term floating rate notes issued[5]	0.02%	0.05%
Total expenses	0.60%	0.73%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.60%	0.73%
Portfolio turnover rate	20%	32%

1. For the period from November 29, 2010 (inception of offering) to July 29, 2011, which represents the last business day of the Fund’s 2011 fiscal year. See Note 1 of the accompanying Notes.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

See accompanying Notes to Financial Statements.

73	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies

Oppenheimer Limited Term California Municipal Fund (the “Fund”) is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek as high a level of income exempt from federal income tax and California individual income taxes as is consistent with its investment policies and prudent investment management. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).

The Fund offers Class A, Class C and Class Y shares, and previously offered Class B shares for new purchase through June 29, 2012. Subsequent to that date, no new purchases of Class B shares will be permitted, however reinvestment of dividend and/or capital gain distributions and exchanges of Class B shares into and from other Oppenheimer funds will be allowed. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C shares are sold, and Class B shares were sold, without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

The following is a summary of significant accounting policies consistently followed by the Fund.

Previous Annual Periods. The last day of certain of the Fund’s prior fiscal years was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the

74	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the

75	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS    Continued

1. Significant Accounting Policies Continued

underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term

76	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of July 31, 2012, the Fund’s maximum exposure under such agreements is estimated at $6,665,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations, while interest payable on the related short-term floating rate securities is recorded as interest expense. At July 31, 2012, municipal bond holdings with a value of $11,311,989 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $6,665,000 in short-term floating rate securities issued and outstanding at that date.

77	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS    Continued

1. Significant Accounting Policies Continued

At July 31, 2012, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$3,335,000	Los Angeles, CA Dept. of Airports ROLs[3]	12.396%	5/15/25	$4,646,989

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities, and interest on the security is recorded as investment income on the Fund’s Statement of Operations.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $6,665,000 or 1.27% of its total assets as of July 31, 2012.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

78	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

As of July 31, 2012, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$2,783,811

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of July 31, 2012 is as follows:

Cost	$90,000
Market Value	$30,660
Market Value as a % of Net Assets	0.01%

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

79	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS    Continued

1. Significant Accounting Policies Continued

Undistributed Net Investment Income	Undistributed Long-Term Gain	Accumulated Loss Carryforward[1,2,3]	Net Unrealized Appreciation Based on Cost of Securities and Other Investments for Federal Income Tax Purposes
$1,229,801	$—	$22,787,310	$8,739,776

1. As of July 31, 2012, the Fund had $22,787,310 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. Details of the capital loss carryforwards are included in the table below. Capital loss carryovers with no expiration, if any, must be utilized prior to those with expiration dates.

Expiring
2013	$17,565
2014	1,553
2015	172,117
2016	55,871
2017	2,457,882
2018	10,731,096
2019	3,010,369
No expiration	6,340,857

Total	$22,787,310

2. During the fiscal year ended July 31, 2012, the Fund did not utilize any capital loss carryforward.

3. During the fiscal year ended July 29, 2011, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

Accordingly, the following amounts have been reclassified for July 31, 2012. Net assets of the Fund were unaffected by the reclassifications.

Reduction to Paid-in Capital	Increase to Accumulated Net Investment Income
$81,996	$81,996

The tax character of distributions paid during the years ended July 31, 2012 and July 31, 2011 was as follows:

	Year Ended July 31, 2012	Year Ended July 31, 2011
Distributions paid from:
Exempt-interest dividends	$17,064,894	$12,856,440
Ordinary income	93,813	98,739

Total	$17,158,707	$12,955,179

80	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2012 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$493,708,792	[1]

Gross unrealized appreciation	$12,275,912
Gross unrealized depreciation	(3,536,136)

Net unrealized appreciation	$8,739,776

1. The Federal tax cost of securities does not include cost of $6,576,451, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note above.

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the year ended July 31, 2012, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$1,853
Payments Made to Retired Trustees	2,210
Accumulated Liability as of July 31, 2012	16,243

The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend

81	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS    Continued

1. Significant Accounting Policies Continued

date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations

82	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

83	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS    Continued

2. Securities Valuation Continued

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

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Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of July 31, 2012 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
California	$—	$461,873,892	$—	$461,873,892
U.S. Possessions	—	47,151,127	—	47,151,127

Total Assets	$—	$509,025,019	$—	$509,025,019

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

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NOTES TO FINANCIAL STATEMENTS    Continued

3. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Year Ended July 31, 2012		Year Ended July 29, 2011[1]
	Shares	Amount	Shares	Amount
Class A
Sold	46,267,097	$156,286,450	31,348,494	$104,398,735
Dividends and/or distributions reinvested	2,372,957	8,009,436	1,776,426	5,881,006
Redeemed	(23,875,449)	(80,169,491)	(29,573,623)	(97,642,361)

Net increase	24,764,605	$84,126,395	3,551,297	$12,637,380

Class B
Sold	141,801	$489,561	127,177	$437,364
Dividends and/or distributions reinvested	15,559	53,798	14,649	49,702
Redeemed	(145,635)	(505,324)	(233,615)	(793,059)

Net increase (decrease)	11,725	$38,035	(91,789)	$(305,993)

Class C
Sold	16,253,983	$54,802,905	8,485,831	$28,232,052
Dividends and/or distributions reinvested	717,969	2,414,297	542,493	1,790,365
Redeemed	(4,895,365)	(16,473,028)	(7,567,071)	(24,904,464)

Net increase	12,076,587	$40,744,174	1,461,253	$5,117,953

Class Y
Sold	30,207,813	$102,106,562	4,311,305	$14,108,347
Dividends and/or distributions reinvested	378,927	1,284,749	44,697	147,554
Redeemed	(6,878,866)	(23,398,957)	(446,062)	(1,465,909)

Net increase	23,707,874	$79,992,354	3,909,940	$12,789,992

1. For the year ended July 29, 2011, for Class A, Class B and Class C shares, and for the period from November 29, 2010 (inception of offering) to July 29, 2011, for Class Y shares.

4. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended July 31, 2012, were as follows:

	Purchases	Sales
Investment securities	$168,750,762	$42,410,002

86	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

5. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule
Up to $100 million	0.50%
Next $150 million	0.45
Next $1.75 billion	0.40
Over $2 billion	0.39

Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.

Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended July 31, 2012, the Fund paid $127,917 to OFS for services to the Fund.

Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the

87	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS    Continued

5. Fees and Other Transactions with Affiliates Continued

shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at June 30, 2012 were as follows:

Class C	$1,823,590

Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

Year Ended	Class A Front-End Sales Charges Retained by Distributor	Class A Contingent Deferred Sales Charges Retained by Distributor	Class B Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor
July 31, 2012	$70,547	$10,769	$2,199	$25,769

Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for Classes B, C and Y shares to 0.35% of average annual net assets per class; this limit also applied to Class A shares prior to October 1, 2011. Effective October 1, 2011, OFS has voluntarily agreed to limit its fees for Class A shares to 0.30% of average annual net assets of the class.

Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.

6. Borrowings

The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings (meaning that the value of those assets must be at least 300% of the amount borrowed). The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. When the Fund invests borrowed money in portfolio securities, it is using a speculative investment technique known as leverage and changes in the value of the Fund’s investments will have a larger effect on its share price than if it did not borrow because of the effect of leverage.

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The Fund can also use the borrowings for other investment-related purposes, including in connection with the Fund’s inverse floater investments as discussed in Note 1. The Fund may use the borrowings to reduce the leverage amount of, or unwind or “collapse” trusts that issued “inverse floaters” owned by the Fund, or in circumstances in which the Fund has entered into a shortfall and forbearance agreement with the sponsor of the inverse floater trust to meet the Fund’s obligation to reimburse the sponsor of the inverse floater for the difference between the liquidation value of the underlying bond and the amount due to holders of the short-term floating rate notes issued by the Trust. See the discussion in Note 1 (Inverse Floating Rate Securities) for additional information.

The Fund will pay interest and may pay other fees in connection with loans. If the Fund does borrow, it will be subject to greater expenses than funds that do not borrow. The interest on borrowed money and the other fees incurred in conjunction with loans are an expense that might reduce the Fund’s yield and return. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.

The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with conduit lenders and Citibank N.A. which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $2.0 billion, collectively, by the Oppenheimer Rochester Funds. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Securities held in collateralized accounts to cover these borrowings are noted in the Statement of Investments. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.3384% as of July 31, 2012). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual structuring fee and ongoing commitment fees both of which are based on the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the year ended July 31, 2012 equal 0.06% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

As of July 31, 2012, the Fund had borrowings outstanding at an interest rate of 0.3384%. Details of the borrowings for the year ended July 31, 2012 are as follows:

Average Daily Loan Balance	$4,193,443
Average Daily Interest Rate	0.268%
Fees Paid	$175,670
Interest Paid	$10,857

7. Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreements. A reverse repurchase agreement is the sale of one or more securities to a counterparty at an agreed-upon purchase price with the simultaneous agreement to repurchase those securities on a future date at a

89	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS    Continued

7. Reverse Repurchase Agreements Continued

higher repurchase price. The repurchase price represents the repayment of the purchase price and interest accrued thereon over the term of the repurchase agreement. The cash received by the Fund in connection with a reverse repurchase agreement may be used for investment-related purposes such as purchasing portfolio securities or for other purposes such as those described in the preceding “Borrowings” note.

The Fund entered into a Committed Repurchase Transaction Facility (the “Facility”) with J.P. Morgan Securities LLC (the “counterparty’) which enables it to participate with certain other Oppenheimer funds in a committed reverse repurchase agreement facility that permits aggregate outstanding reverse repurchase agreements of up to $750 million, collectively. Interest is charged to the Fund on the purchase price of outstanding reverse repurchase agreements at current LIBOR rates plus an applicable spread. The Fund is also allocated its pro-rata share of an annual structuring fee based on the total Facility size and ongoing commitment fees based on the total unused amount of the Facility. The Fund retains the economic exposure to fluctuations in the value of securities subject to reverse repurchase agreements under the Facility and therefore these transactions are considered secured borrowings for financial reporting purposes. The Fund also continues to receive the economic benefit of interest payments received on securities subject to reverse repurchase agreements, in the form of a direct payment from the counterparty. These payments are included in interest income on the Statement of Operations. Total fees and interest related to the Fund’s participation in the Facility during the year ended July 31, 2012 are included in expenses on the Fund’s Statement of Operations and equal 0.01% of the Fund’s average net assets on an annualized basis.

The securities subject to reverse repurchase agreements under the Facility are valued on a daily basis. To the extent this value, after adjusting for certain margin requirements of the Facility, exceeds the cash proceeds received, the Fund may request the counterparty to return securities equal in margin value to this excess. To the extent that the cash proceeds received exceed the margin value of the securities subject to the transaction, the counterparty may request additional securities from the Fund. The Fund has the right to declare the first or fifteenth day of any calendar month as the repurchase date for any outstanding reverse repurchase agreement upon delivery of advanced notification and may also recall any security subject to such a transaction by substituting eligible securities of equal or greater margin value according to the Facility’s terms.

The Fund executed no transactions under the Facility during the year ended July 31, 2012.

8. Pending Litigation

Since 2009, a number of class action, derivative and individual lawsuits have been pending in federal and state courts against OppenheimerFunds, Inc., the Fund’s investment advisor (the “Manager”), OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds (but not including the Fund) advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these lawsuits also name as defendants certain officers and current and former trustees of the

90	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

respective Defendant Funds. The lawsuits raise claims under federal securities law and allege, among other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses.

The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits.

Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against the Manager and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of the Manager and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court’s order approving the settlement. On July 29, 2011, a stipulation of settlement between certain affiliates of the Manager and the Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS was filed in the U.S. Bankruptcy Court for the Southern District of New York to resolve purported preference and fraudulent transfer claims by the Trustee. On September 22, 2011, the court entered an order approving the settlement as fair, reasonable and adequate. In October 2011, certain parties filed notices of appeal from the court’s order approving the settlement. In June 2012, the court granted appellees’ motion to dismiss the appeal. The aforementioned settlements do not resolve other outstanding lawsuits against the Manager and its affiliates relating to BLMIS.

On April 16, 2010, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark Funding Limited (“AAArdvark I”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory

91	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS    Continued

8. Pending Litigation Continued

damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark XS Funding Limited (“AAArdvark XS”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.

The Manager believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.

92	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of Oppenheimer Limited Term California Municipal Fund:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Limited Term California Municipal Fund, including the statement of investments, as of July 31, 2012, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2012, by correspondence with the custodian, and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Limited Term California Municipal Fund as of July 31, 2012, the results of its operations and cash flows for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado

September 17, 2012

93	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

CREDIT ALLOCATION    Unaudited

This table provides further information regarding the “Unrated” securities category shown in the “Credit Allocation-Credit Rating Breakdown” table located earlier in this report. The third column below titled “Unrated by a NRSRO; Internally Rated by the Manager” shows the credit allocation of Unrated securities as determined by the Fund’s investment adviser, OppenheimerFunds, Inc. (the “Manager”). These internally rated securities are not rated by any nationally recognized statistical rating organization (NRSRO), such as Standard & Poor’s.

The Manager determines the credit allocation of these securities using its own credit analysis to assign ratings using a rating scale or categories similar to that used by S&P. The Manager is not required to, and does not attempt to, employ the same credit analysis process, procedures or methodologies used by S&P or any other NRSRO in assigning a credit rating to an Unrated security. There can be no assurance, nor is it intended, that the Manager’s credit analysis process is consistent or comparable with the credit analysis process that would be used by S&P or any other NRSRO if it were to rate the same security. Securities rated investment-grade or above by the Manager may or may not be the equivalent to an investment grade or above rating assigned by an NRSRO. More information about the Manager’s internal credit analysis process for Unrated (or internally-rated) securities and securities ratings is contained in the Fund’s Prospectus and Statement of Additional Information.

The second column below titled “NRSRO-Rated” shows the ratings by nationally recognized statistical rating organizations (NRSROs), such as Standard & Poor’s. For securities rated by an NRSRO other than S&P, the Manager converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used.

The credit allocations below are as of July 31, 2012 and are subject to change. The percentages are based on the market value of the Fund’s securities as of July 31, 2012 and are subject to change; market value does not include cash. AAA, AA, A, and BBB are investment-grade ratings.

	NRSRO-Rated	Unrated by a NRSRO; Internally Rated by the Manager	Total
AAA	0.5%	0.1%	0.6%
AA	12.7	0.0	12.7
A	38.3	0.3	38.6
BBB	31.8	10.9	42.7
BB or lower	4.2	1.2	5.4

Total	87.5%	12.5%	100.0%

94	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FEDERAL INCOME TAX INFORMATION    Unaudited

In early 2012, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2011.

None of the dividends paid by the Fund during the fiscal year ended July 31, 2012 are eligible for the corporate dividend-received deduction. 99.45% of the dividends were derived from interest on municipal bonds and are not subject to federal income taxes. To the extent a shareholder is subject to any state or local tax laws, some or all of the dividends received may be taxable.

The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

95	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;

UPDATES TO STATEMENTS OF INVESTMENTS    Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

96	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

TRUSTEES AND OFFICERS    Unaudited

Name, Position(s) Held with the Fund, Length of Service, Age	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Fund Complex Currently Overseen

INDEPENDENT TRUSTEES	The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

Brian F. Wruble, Chairman of the Board of Trustees (since 2007), Trustee (since 2005) Age: 69	Director of Community Foundation of the Florida Keys (non-profit) (July 2012-June 2013); Chairman Emeritus and Non-Voting Trustee of The Jackson Laboratory (non-profit) (since August 2011); Director of Special Value Opportunities Fund, LLC (registered investment company) (affiliate of the Manager’s parent company) (since September 2004); Member of Zurich Financial Investment Management Advisory Council (insurance) (since 2004); Treasurer (since 2007) and Trustee of the Institute for Advanced Study (non-profit educational institute) (since May 1992); Chairman (August 2007-July 2011) and Trustee (August 1991-July 2011) of the Board of Trustees of The Jackson Laboratory (non-profit); General Partner of Odyssey Partners, L.P. (hedge fund) (September 1995-December 2007); Special Limited Partner of Odyssey Investment Partners, LLC (private equity investment) (January 1999-September 2004). Oversees 58 portfolios in the OppenheimerFunds complex. Mr. Wruble has served on the Boards of certain Oppenheimer funds since April 2001, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

David K. Downes, Trustee (since 2007) Age: 72	Director of THL Credit Inc. (since June 2009); Independent Chairman GSK Employee Benefit Trust (since April 2006); Trustee of Employee Trusts (since January 2006); Chief Executive Officer and Board Member of Community Capital Management (investment management company) (since January 2004); President of The Community Reinvestment Act Qualified Investment Fund (investment management company) (since 2004); Director of Internet Capital Group (information technology company) (since October 2003); Director of Correctnet (January 2006-2007); Independent Chairman of the Board of Trustees of Quaker Investment Trust (registered investment company) (2004-2007); Chief Operating Officer and Chief Financial Officer of Lincoln National Investment Companies, Inc. (subsidiary of Lincoln National Corporation, a publicly traded company) and Delaware Investments U.S., Inc. (investment management subsidiary of Lincoln National Corporation) (1993-2003); President, Chief Executive Officer and Trustee of Delaware Investment Family of Funds (1993-2003); President and Board Member of Lincoln National Convertible Securities Funds, Inc. and the Lincoln National Income Funds, TDC (1993-2003); Chairman and Chief Executive Officer of Retirement Financial Services, Inc. (registered transfer agent and investment adviser and subsidiary of Delaware Investments U.S., Inc.) (1993-2003); President and Chief Executive Officer of Delaware Service Company, Inc. (1995-2003); Chief Administrative Officer, Chief Financial Officer, Vice Chairman and Director of Equitable Capital Management Corporation (investment subsidiary of Equitable Life Assurance Society) (1985-1992); Corporate Controller of Merrill Lynch Company (financial services holding company) (1977-1985); held the following positions at the Colonial Penn Group, Inc. (insurance company): Corporate Budget Director (1974-1977), Assistant Treasurer (1972-1974) and Director of Corporate Taxes (1969-1972); held the following positions at Price Waterhouse Company (financial services firm): Tax Manager (1967-1969), Tax Senior (1965-1967) and Staff Accountant (1963-1965); United States Marine Corps (1957-1959). Oversees 58 portfolios in the OppenheimerFunds complex. Mr. Downes has served on the Boards of certain Oppenheimer funds since December 2005, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

97	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

TRUSTEES AND OFFICERS    Unaudited / Continued

Matthew P. Fink, Trustee (since 2005) Age: 71	Trustee of the Committee for Economic Development (policy research foundation) (2005-2011); Director of ICI Education Foundation (education foundation) (October 1991-August 2006); President of the Investment Company Institute (trade association) (October 1991-June 2004); Director of ICI Mutual Insurance Company (insurance company) (October 1991-June 2004); Author of The Rise of Mutual Funds: An Insider’s View published by Oxford University Press (second edition 2010). Oversees 58 portfolios in the OppenheimerFunds complex. Mr. Fink has served on the Boards of certain Oppenheimer funds since January 2005, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Phillip A. Griffiths, Trustee (since 2005) Age: 73	Fellow of the Carnegie Corporation (since 2007); Member of the National Academy of Sciences (since 1979); Council on Foreign Relations (since 2002); Foreign Associate of Third World Academy of Sciences (since 2002); Chair of Science Initiative Group (since 1999); Member of the American Philosophical Society (since 1996); Trustee of Woodward Academy (since 1983); Director of GSI Lumonics Inc. (precision technology products company) (2001-2010); Senior Advisor of The Andrew W. Mellon Foundation (2001-2010); Distinguished Presidential Fellow for International Affairs of the National Academy of Science (2002-2010); Director of the Institute for Advanced Study (1991-2004); Director of Bankers Trust New York Corporation (1994-1999); Provost at Duke University (1983-1991). Oversees 58 portfolios in the OppenheimerFunds complex. Mr. Griffiths has served on the Boards of certain Oppenheimer funds since June 1999, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Mary F. Miller, Trustee (since 2005) Age: 69	Trustee of International House (not-for-profit) (since June 2007); Trustee of the American Symphony Orchestra (not-for-profit) (October 1998-November 2011); and Senior Vice President and General Auditor of American Express Company (financial services company) (July 1998-February 2003). Oversees 58 portfolios in the OppenheimerFunds complex. Ms. Miller has served on the Boards of certain Oppenheimer funds since August 2004, during which time she has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Joel W. Motley, Trustee (since 2005) Age: 60	Director of Southern Africa Legal Services Foundation (since March 2012); Board Member of Pulitzer Center for Crisis Reporting (non-profit journalism) (since December 2010); Managing Director of Public Capital Advisors, LLC (privately-held financial advisor) (since January 2006); Managing Director of Carmona Motley, Inc. (privately-held financial advisor) (since January 2002); Director of Columbia Equity Financial Corp. (privately-held financial advisor) (2002-2007); Managing Director of Carmona Motley Hoffman Inc. (privately-held financial advisor) (January 1998-December 2001); Member of the Finance and Budget Committee of the Council on Foreign Relations, Chairman of the Investment Committee of the Episcopal Church of America, Member of the Investment Committee and Board of Human Rights Watch and Member of the Investment Committee and Board of Historic Hudson Valley. Oversees 58 portfolios in the OppenheimerFunds complex. Mr. Motley has served on the Boards of certain Oppenheimer funds since October 2002, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

98	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Mary Ann Tynan, Trustee (since 2008) Age: 66	Director and Secretary of the Appalachian Mountain Club (non-profit outdoor organization) (since January 2012); Director of Opera House Arts (non-profit arts organization) (since October 2011); Independent Director of the ICI Board of Governors (since October 2011); Vice Chair of Board of Trustees of Brigham and Women’s/Faulkner Hospitals (non-profit hospital) (since 2000); Chair of Board of Directors of Faulkner Hospital (non-profit hospital) (since 1990); Member of Audit and Compliance Committee of Partners Health Care System (non-profit) (since 2004); Board of Trustees of Middlesex School (educational institution) (since 1994); Board of Directors of Idealswork, Inc. (financial services provider) (since 2003); Partner, Senior Vice President and Director of Regulatory Affairs of Wellington Management Company, LLP (global investment manager) (1976-2002); Vice President and Corporate Secretary, John Hancock Advisers, Inc. (mutual fund investment adviser) (1970-1976). Oversees 58 portfolios in the OppenheimerFunds complex. Ms. Tynan has served on the Boards of certain Oppenheimer funds since October 2008, during which time she has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Joseph M. Wikler, Trustee (since 2004) Age: 71	Director of C-TASC (bio-statistics services) (2007-2012); formerly, Director of the following medical device companies: Medintec (1992-2011) and Cathco (1996-2011); Member of the Investment Committee of the Associated Jewish Charities of Baltimore (since 1994); Director of Lakes Environmental Association (environmental protection organization) (1996-2008); Director of Fortis/Hartford mutual funds (1994-December 2001). Oversees 58 portfolios in the OppenheimerFunds complex. Mr. Wikler has served on the Boards of certain Oppenheimer funds since August 2005, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Peter I. Wold, Trustee (since 2004) Age: 64	Director of Arch Coal, Inc. (since 2010); Director and Chairman of Wyoming Enhanced Oil Recovery Institute Commission (enhanced oil recovery study) (since 2004); President of Wold Oil Properties, Inc. (oil and gas exploration and production company) (since 1994); Vice President of American Talc Company, Inc. (talc mining and milling) (since 1999); Managing Member of Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City (1993-1999); and Director of PacifiCorp. (electric utility) (1995-1999). Oversees 58 portfolios in the OppenheimerFunds complex. Mr. Wold has served on the Boards of certain Oppenheimer funds since August 2005, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

99	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

TRUSTEES AND OFFICERS    Unaudited / Continued

OFFICERS OF THE FUND	The addresses of the Officers in the chart below are as follows: for Messrs. Glavin, Gabinet and Ms. Nasta, Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008, for Messrs. Vandehey and Wixted, 6803 S. Tucson Way, Centennial, Colorado 80112-3924, for Messrs. Loughran, Cottier, Willis, DeMitry, Camarella, Pulire and Stein, 350 Linden Oaks, Rochester, New York 14625. Each Officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

Daniel G. Loughran, Vice President (since 2005) Age: 48	Senior Vice President of the Manager (since July 2007); Vice President of the Manager (April 2001-June 2007) and a Portfolio Manager with the Manager (1999-2001). Team leader, a Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Scott S. Cottier, Vice President (since 2005) Age: 40	Vice President of the Manager (since September 2002). Portfolio Manager and trader at Victory Capital Management (1999-2002). Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Troy E. Willis, Vice President (since 2005) Age: 39	Vice President of the Manager (since July 2009); Assistant Vice President of the Manager (July 2005-June 2009). Portfolio Manager of the Manager (2003-2005). Corporate Attorney for Southern Resource Group (1999-2003). Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Mark R. DeMitry, Vice President (since 2009) Age: 36	Vice President of the Manager (since July 2009); Associate Portfolio Manager of the Fund (September 2006- June 2009). Research Analyst of the Manager (June 2003-September 2006) and a Credit Analyst of the Manager (July 2001-May 2003). Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Michael L. Camarella, Vice President (since 2009) and Senior Portfolio Manager (since 2008) Age: 36	Vice President of the Manager (since January 2011); Assistant Vice President of the Manager (July 2009-December 2010); Associate Portfolio Manager of the Manager (January 2008-November 2010). Research Analyst of the Manager (April 2006-December 2007) and a Credit Analyst of the Manager (June 2003-March 2006). Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Charles S. Pulire, Vice President (since 2011) Age: 35	Assistant Vice President of the Manager (since December 2010); Research Analyst of the Manager (January 2008-November 2010); Credit Analyst of the Manager (May 2006-February 2008). Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Richard A. Stein, Vice President (since 2007) Age: 54	Director of the Rochester Credit Analysis team (since March 2004); Senior Vice President of the Manager (since June 2011) and a Vice President of the Manager (1997-May 2011); headed Rochester’s Credit Analysis team (since May 1993).

100	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

William F. Glavin, Jr., President and Principal Executive Officer (since 2009) Age: 53	Chairman of the Manager (since December 2009); Chief Executive Officer and Director of the Manager (since January 2009); President of the Manager (since May 2009); Director of Oppenheimer Acquisition Corp. (“OAC”) (the Manager’s parent holding company) (since June 2009); Executive Vice President (March 2006-February 2009) and Chief Operating Officer (July 2007-February 2009) of Massachusetts Mutual Life Insurance Company (OAC’s parent company); Director (May 2004-March 2006) and Chief Operating Officer and Chief Compliance Officer (May 2004-January 2005), President (January 2005-March 2006) and Chief Executive Officer (June 2005-March 2006) of Babson Capital Management LLC; Director (March 2005-March 2006), President (May 2003-March 2006) and Chief Compliance Officer (July 2005-March 2006) of Babson Capital Securities, Inc. (a broker-dealer); President (May 2003-March 2006) of Babson Investment Company, Inc.; Director (May 2004-August 2006) of Babson Capital Europe Limited; Director (May 2004-October 2006) of Babson Capital Guernsey Limited; Director (May 2004-March 2006) of Babson Capital Management LLC; Non-Executive Director (March 2005-March 2007) of Baring Asset Management Limited; Director (February 2005-June 2006) Baring Pension Trustees Limited; Director and Treasurer (December 2003-November 2006) of Charter Oak Capital Management, Inc.; Director (May 2006-September 2006) of C.M. Benefit Insurance Company; Director (May 2008-June 2009) and Executive Vice President (June 2007-July 2009) of C.M. Life Insurance Company; President (March 2006-May 2007) of MassMutual Assignment Company; Director (January 2005-December 2006), Deputy Chairman (March 2005-December 2006) and President (February 2005-March 2005) of MassMutual Holdings (Bermuda) Limited; Director (May 2008-June 2009) and Executive Vice President (June 2007-July 2009) of MML Bay State Life Insurance Company; Chief Executive Officer and President (April 2007-January 2009) of MML Distributors, LLC; and Chairman (March 2006-December 2008) and Chief Executive Officer (May 2007-December 2008) of MML Investors Services, Inc. Oversees 63 portfolios as a Trustee/Director and 95 portfolios as an officer in the OppenheimerFunds complex.

Arthur S. Gabinet, Secretary and Chief Legal Officer (since 2011) Age: 54	Executive Vice President (since May 2010) and General Counsel (since January 2011) of the Manager; General Counsel of the Distributor (since January 2011); General Counsel of Centennial Asset Management Corporation (since January 2011); Executive Vice President and General Counsel of HarbourView Asset Management Corporation (since January 2011); Assistant Secretary (since January 2011) and Director (since January 2011) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since January 2011); Director of Oppenheimer Real Asset Management, Inc. (since January 2011); Executive Vice President and General Counsel of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since January 2011); Executive Vice President and General Counsel of OFI Private Investments, Inc. (since January 2011); Vice President of OppenheimerFunds Legacy Program (January 2011-January 2012); Executive Vice President and General Counsel of OFI Institutional Asset Management, Inc. (since January 2011); General Counsel, Asset Management of the Manager (May 2010-December 2010); Principal, The Vanguard Group (November 2005-April 2010); District Administrator, U.S. Securities and Exchange Commission (January 2003-October 2005). An officer of 95 portfolios in the OppenheimerFunds complex.

Christina M. Nasta, Vice President and Chief Business Officer (since 2011) Age: 39	Senior Vice President of the Manager (since July 2010); Vice President of the Manager (since January 2003); Vice President of OppenheimerFunds Distributor, Inc. (since January 2003). An officer of 95 portfolios in the OppenheimerFunds complex.

101	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

TRUSTEES AND OFFICERS    Unaudited / Continued

Mark S. Vandehey, Vice President and Chief Compliance Officer (since 2004) Age: 61	Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Chief Compliance Officer of OppenheimerFunds Distributor, Inc., Centennial Asset Management and Shareholder Services, Inc. (since March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and Shareholder Services, Inc. (since June 1983). An officer of 95 portfolios in the OppenheimerFunds complex.

Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer (since 2004) Age: 52	Senior Vice President of the Manager (since March 1999); Treasurer of the Manager and the following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management, Inc. and Oppenheimer Partnership Holdings, Inc. (March 1999-June 2008), OFI Private Investments, Inc. (March 2000-June 2008), OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (June 2003-January 2012); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of OAC (March 1999-June 2008). An officer of 95 portfolios in the OppenheimerFunds complex.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and Officers and is available without charge upon request, by calling 1.800.CALL OPP (225.5677).

102	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Manager	OppenheimerFunds, Inc.
Distributor	OppenheimerFunds Distributor, Inc.
Transfer and Shareholder Servicing Agent	OppenheimerFunds Services
Independent Registered Public Accounting Firm	KPMG LLP
Legal Counsel	Kramer Levin Naftalis & Frankel LLP

©2012 OppenheimerFunds, Inc. All rights reserved.

103	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

PRIVACY POLICY

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

We obtain nonpublic personal information about our shareholders from the following sources:

●	Applications or other forms
●	When you create a user ID and password for online account access
●	When you enroll in eDocs Direct, our electronic document delivery service
●	Your transactions with us, our affiliates or others
●	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited
●	When you set up challenge questions to reset your password online

If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.

We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.

We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.

Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.

104	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

PRIVACY POLICY

As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.

●

All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

●

Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

●	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.CALL OPP (225.5677).

105	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Item 2.  Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

Item 3.  Audit Committee Financial Expert.

The Board of Trustees of the registrant has determined that David Downes, the Board’s Audit Committee Chairman, is an audit committee financial expert and that Mr. Downes is “independent” for purposes of this Item 3.

Item 4.  Principal Accountant Fees and Services.

(a)	Audit Fees

The principal accountant for the audit of the registrant’s annual financial statements billed $40,700 in fiscal 2012 and $39,900 in fiscal 2011.

(b)	Audit-Related Fees

The principal accountant for the audit of the registrant’s annual financial statements billed $2,500 in fiscal 2012 and $2,619 in fiscal 2011.

The principal accountant for the audit of the registrant’s annual financial statements billed $324,306 in fiscal 2012 and $168,500 in fiscal 2011 to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: Internal control reviews, compliance procedures, and GIPS attestation procedures

(c)	Tax Fees

The principal accountant for the audit of the registrant’s annual financial statements billed $3,550 in fiscal 2012 and $950 in fiscal 2011.

The principal accountant for the audit of the registrant’s annual financial statements billed $317,764 in fiscal 2012 and no such fees in fiscal 2011 to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d)	All Other Fees

The principal accountant for the audit of the registrant’s annual financial statements billed no such fees in fiscal 2012 and no such fees in fiscal 2011.

The principal accountant for the audit of the registrant’s annual financial statements billed no such fees in fiscal 2012 and no such fees in fiscal 2011 to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such fees would include the cost to the principal accountant of attending audit committee meetings and consultations regarding the registrant’s retirement plan with respect to its Trustees.

(e)	(1) During its regularly scheduled periodic meetings, the registrant’s audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

(2) 100%

(f)	Not applicable as less than 50%.

(g)	The principal accountant for the audit of the registrant’s annual financial statements billed $648,120 in fiscal 2012 and $172,069 in fiscal 2011 to the registrant and the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)	The registrant’s audit committee of the board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.

Item 5.  Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

1.

The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current

Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11.  Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 7/31/2012, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)	(1) Exhibit attached hereto.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited Term California Municipal Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	9/11/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	9/11/2012

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	9/11/2012